THE ADVISORS' INNER CIRCLE FUND


                                 [LOGO OMITTED]
                                     AVIVA
                                   INVESTORS



AVIVA INVESTORS MAP(SM) 2015 FUND
Ticker Symbol: MAPQX

INSTITUTIONAL CLASS SHARES PROSPECTUS                               MAY 10, 2010
















                            INVESTMENT ADVISER:
                            AVIVA INVESTORS NORTH AMERICA, INC.

  The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.


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ABOUT THIS PROSPECTUS
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The Aviva Investors MAP(SM) 2015 Fund (the "Fund") is a separate series of The
Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers separate investment portfolios. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
                                                                            ----
FUND SUMMARY ..............................................................    1
   INVESTMENT OBJECTIVE ...................................................    1
   FUND FEES AND EXPENSES .................................................    1
   PRINCIPAL INVESTMENT STRATEGY ..........................................    2
   PRINCIPAL RISKS ........................................................    6
   PERFORMANCE INFORMATION ................................................   10
   INVESTMENT ADVISER .....................................................   10
   PORTFOLIO MANAGERS .....................................................   10
   PURCHASE AND SALE OF FUND SHARES .......................................   11
   TAX INFORMATION ........................................................   11
   PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES ..........   11
MORE INFORMATION ABOUT THE FUND
   AND ITS INVESTMENTS ....................................................   12
INFORMATION ABOUT PORTFOLIO HOLDINGS ......................................   27
MORE INFORMATION ABOUT THE INVESTMENT ADVISER .............................   28
PORTFOLIO MANAGERS ........................................................   28
PURCHASING AND SELLING FUND SHARES ........................................   29
OTHER POLICIES ............................................................   35
SHAREHOLDER SERVICING ARRANGEMENTS ........................................   38
PAYMENTS TO FINANCIAL INTERMEDIARIES ......................................   39
DIVIDENDS AND DISTRIBUTIONS ...............................................   40
TAXES .....................................................................   40
HOW TO OBTAIN MORE INFORMATION
   ABOUT THE FUND ................................................... BACK COVER


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AVIVA INVESTORS MAP(SM) 2015 FUND
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INVESTMENT OBJECTIVE
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    The Fund seeks to return to shareholders, on the Special Redemption Date (as defined below), a net asset value per share of no less than $9.00 (the "PNAV") and, during the period prior to the Special Redemption Date, provide shareholders with participation in the potential positive returns of the equity, bond and commodities markets. Of course, there is no assurance that the Fund will achieve its objective.

FUND FEES AND EXPENSES
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    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND
    HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

    Management Fees                                              0.75%
    ----------------------------------------------------------------------------
    Other Expenses(1)                                            0.79%
    ----------------------------------------------------------------------------
    Acquired Fund Fees and Expenses(2)                           0.01%
                                                              --------
    ----------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                         1.55%
    ----------------------------------------------------------------------------
    Less Fee Reductions and/or Expense Reimbursements           (0.79%)
                                                              --------
    ----------------------------------------------------------------------------
    Total Annual Fund Operating Expenses after
      Fee Reductions and/or Expense Reimbursements(3)            0.76%
    ----------------------------------------------------------------------------

    (1) Other Expenses are estimated for the current fiscal year.

    (2) "Acquired Fund Fees and Expenses" reflect the indirect costs of investing in other funds and are based on estimated amounts for the current fiscal year.

    (3) The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses for Institutional Class Shares (excluding inter- est, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.75% of the Fund's average daily net assets until the Special Redemption Date (defined below). This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on the Special Redemption Date, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.


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EXAMPLE

    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year                 3 Years
    ----------------------------------------------------------------------------
                               $78                    $243

    PORTFOLIO TURNOVER

    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY
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    OVERVIEW. The Fund seeks to achieve its investment objective by employing a proprietary, rules-based asset allocation strategy (the "MAP(SM) Strategy") developed by the Fund's investment adviser, Aviva Investors North America, Inc. (the "Adviser"). The MAP(SM) Strategy seeks to allow shareholders to be able to redeem their shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV and, at the same time, generate positive returns by exposing a portion of the Fund's assets to the markets for certain asset classes (equities, bonds and commodities). "Special Redemption Date" means a date that will be within two months before the end of 2015 (that is between November 1, 2015 and December 31, 2015). The Fund will give shareholders at least six months advance notice of the precise Special Redemption Date.

    There is no guarantee that the Fund will be able to redeem shareholders on the Special Redemption Date at a net asset value per share that is no less than the PNAV. The net asset value per share of the Fund is expected to fluctuate and could be greater or less than the PNAV, including on the Special Redemption Date. The Fund's net asset value per share on the Fund's inception date was $10.00.


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    The Fund may be appropriate for investors who, at the Fund's inception:

    o  have approximately a five year investment horizon;

    o do not need current income from their investment in the Fund during that five year period;

    o do not need to access their investment in the Fund during that five year period, including to pay taxes with respect to income distributed by the Fund; and

    o during that five year period, are seeking both preservation for a certain percentage of their portfolio from market risk and the potential for some market appreciation.

    The Fund may not appeal to investors who are seeking current income. Nor may the Fund appeal to appreciation-oriented investors as the Fund may under-perform the markets because of its principal preservation component. Although the MAP(SM) Strategy seeks to provide participation in the potential positive returns generated by the stock, bond and commodities markets, shareholders should understand that the Fund may under-perform those markets as a consequence of its objective to return a per share amount that is no less than the PNAV on the Special Redemption Date.

    The Fund is non-diversified and may hold a relatively small number of issues in its portfolio. It may take up to 30 days after the Fund's commencement of operations to fully implement the Fund's investment strategy. During this time, the Fund's assets may be invested in money market instruments and short-term, high quality debt securities.

    THE MAP(SM) STRATEGY. The MAP(SM) Strategy consists of three components: a Preservation Component, a Performance Component, and a Tactical Automatic Rebalancing Allocation ("TARA(SM)") Component. Each of these components is described below.

    THE PRESERVATION COMPONENT OF THE MAP(SM) STRATEGY

    The Preservation Component of the MAP(SM) Strategy seeks to return to shareholders on the Special Redemption Date a net asset value per share of no less than the PNAV. The Fund intends to implement the Preservation Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries held by the Fund will consist of US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds. Zero Coupon Treasuries that the Fund purchases will mature at a stated par value on or shortly before the Special Redemption Date. The Fund


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    intends to hold a par amount of Zero Coupon Treasuries and cash, cash equivalents and high quality short-term debt instruments sufficient to redeem the Fund's outstanding shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    THE PERFORMANCE COMPONENT OF THE MAP(SM) STRATEGY

    The remainder of the Fund's assets (the "Performance Component Assets") will be invested in accordance with the Performance Component of the MAP(SM) Strategy. The Performance Component of the MAP(SM) Strategy is designed to generate positive returns by exposing the Fund's Performance Component Assets to the markets for certain asset classes (equities, bonds and commodities). The Fund will seek to gain its exposure to those markets by employing options (or other derivatives) strategies that reference securities and commodities indices or exchange-traded funds ("ETFs") that track those indices.

    At the Fund's inception, the Fund's Performance Component Assets will be invested in options transactions according to the allocation methodology set forth in the table below. The actual percentage allocation of Performance Component Assets will be determined at inception of the Fund and could vary from the percentages set forth in the table below due to market conditions.

                                                             Approximate
                                                             Percentage
                                                           Allocation of
                                                            Performance
       Asset Class               Index or ETF            Component Assets
    ----------------------------------------------------------------------------
    Domestic Equities         Standard and Poor's               40%
                              Depository Receipts
                                  SPDR Trust
                             (S&P 500([R]) Index)

    Foreign Equities           iShares MSCI EAFE                20%
                                   Index Fund

    Government                 iShares Barclays Treasury        30%
    Securities            Inflation Protected Securities
                                    Bond Fund

    Commodities            The United States Oil Fund LP        10%

    The Performance Component Asset allocation percentages shown in the table above will be in effect on the Fund's inception date. Thereafter, the percentages will vary based on changes in value of the Zero Coupon Treasuries and options held by the Fund. The percentages established at the Fund's inception will determine the ratio of the contracts of Treasuries and options that will be bought and sold due to purchases and redemp-


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    tions of Fund shares after the Fund's inception date. The Fund's allocation of Performance Component Assets will also change if: (1) the TARA(SM) Component of the MAP(SM) Strategy is triggered, as described below; or (2) options are sold to satisfy redemption requests.

    THE TARA(SM) COMPONENT OF THE MAP(SM) STRATEGY

    The TARA(SM) Component of the MAP(SM) Strategy is designed to isolate the performance of each asset class in which the Fund has invested in accordance with the MAP(SM) Strategy's Performance Component and periodically and selectively take gains from the Fund's options transactions on those asset classes. This rules-based, gains-taking feature seeks to prevent the Fund from giving up positive returns if a "flight to quality" occurs within the months leading up to the Special Redemption Date.

    THE SPECIAL REDEMPTION DATE. As of the close of business on the Special Redemption Date, the Fund intends to liquidate its assets and distribute the cash proceeds to shareholders, except for those shareholders affirmatively electing to remain invested in the Fund. The Fund will notify shareholders no less than six months in advance of the Special Redemption Date of their opportunity to elect to remain invested in the Fund after the Special Redemption Date. The Fund presently anticipates continuing operations after the Special Redemption Date with the same investment objective and same principal investment strategy. However, the Fund reserves the right to continue operations after the Special Redemption Date with a different investment objective or employing a different investment strategy. Alternatively, the Fund may elect to cease operations completely as of the close of business on the Special Redemption Date. The Fund's operating expenses may increase if the Fund continues operations after the Special Redemption Date and the Adviser does not continue its expense limitation agreement. Any decision with respect to the future operations of the Fund after the Special Redemption Date is subject to the approval of the Fund's Board of Trustees. Shareholders will be notified in advance of the Special Redemption Date of the manner in which the Fund will operate, if at all, after the Special Redemption Date.

    CONTINUOUS OFFERING OF FUND SHARES. Shares of the Fund may be purchased and redeemed on any day that the Fund is open for business. The Fund, however, reserves the right to suspend the offer and sale of its shares at any time. The net asset value per share of the Fund is expected to fluctuate and, on any given day, could be more or less than the PNAV. However, to the extent the Fund achieves its investment objective, the PNAV will be available only to those shareholders who redeem their shares on the Special Redemption Date.


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PRINCIPAL RISKS
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    As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, ANY GOVERNMENT AGENCY, OR ANY OTHER PERSON, INCLUDING THE FUND AND ITS AFFILIATES. Furthermore, the PNAV is not insured or guaranteed by any person and, consequently, it is possible that the Fund might not be able to return on the Special Redemption Date an amount per share that is no less than the PNAV. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

    ASSET PRESERVATION STRATEGY RISK. Fund expenses have the effect of reducing the net assets of the Fund. Although the Fund intends to maintain a portion of its assets in cash or cash equivalents sufficient to cover ongoing operating expenses, it is not required to do so. Thus, in order to return the PNAV, the Performance Component of the MAP(SM) Strategy must generate returns for the Fund, net of the costs of implementation, that exceed the Fund's operating expenses. Moreover, a shareholder who purchases shares of the Fund at a net asset value per share that is greater than the PNAV may experience a loss on his or her investment even if the Fund is successful in achieving the principal preservation component of its investment objective. If a shareholder may need access to his or her money at any point prior to the Special Redemption Date or if a shareholder prefers to receive dividends and distributions in cash, such shareholder should consider the appropriateness of investing in the Fund.

    NET ASSET VALUE FLUCTUATION RISK. The Fund's net asset value per share will fluctuate and could be greater or less than the PNAV, including on the Special Redemption Date. Shareholders who redeem their shares, whether on the Special Redemption Date or prior to that date, will be redeemed at the Fund's then-current net asset value per share. There is no guarantee that the Fund will be able to redeem shareholders on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    LARGE SCALE REDEMPTION RISK. If the Fund experiences substantial redemptions, it might be forced to liquidate an amount of Zero Coupon Treasuries such that it would become impracticable for the Fund to redeem shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    INTEREST RATE RISK -- Zero Coupon Treasuries. When interest rates rise, prices of debt securities generally decline. Zero Coupon Treasuries are subject to substantially greater price fluctuations during periods of

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    changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Because the Zero Coupon Treasuries held by the Fund are expected to mature on or shortly before the Special Redemption Date, they are expected to be most sensitive to changes in interest rates at the Fund's inception, when the time remaining until their maturity is the longest, and then become less sensitive to such changes as the Special Redemption Date approaches. If interest rates rise, the value of the Fund's Zero Coupon Treasuries likely would decrease. This could cause the Fund's net asset value per share to decrease. Depending on the magnitude of the change in interest rates and the remaining time to maturity of the Zero Coupon Treasuries, the Fund's net asset value per share may decrease to a level below the PNAV and could remain below the PNAV for a substantial period of time if interest rates remain elevated. As the Fund approaches the Special Redemption Date, it is expected that the value of the Zero Coupon Treasuries will accrete to their par amount. The guarantee of the US Government does not apply to the market value of any Zero Coupon Treasuries or to shares of the Fund. If the Fund sells Zero Coupon Treasuries during a period of rising interest rates, the Fund may experience a loss, which could cause the Fund to fail to achieve its investment objective.

    STOCK MARKET RISK. Because a portion of the Fund's assets will be exposed to the stock market, when stock prices fall, the value of your investment may fall as well. At the same time, the Fund may not participate in rising stock prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    FOREIGN SECURITIES RISK. Because a portion of the Fund's assets will be exposed to securities of foreign companies, when the prices of those securities fall, you should expect the value of your investment to fall as well. Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

    COMMODITIES RISK. There is the risk that the changes in the price of the units of The United States Oil Fund LP ("USOF"), which presently trade on the NYSE Arca, will not closely track the changes in the spot price of light, sweet crude oil. This could happen if the price of units traded on the NYSE Arca does not correlate closely with USOF's net asset value; the changes in USOF's net asset value do not closely correlate with the changes in the price of USOF's benchmark oil futures contract; or the changes in the price of USOF's benchmark oil futures contract do not closely correlate

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    with the changes in the cash or spot price of light, sweet crude oil. This is a risk because if these correlations do not exist, then the Fund's options transactions on USOF may not produce the intended results. At the same time, the Fund may not participate in rising commodity prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    DERIVATIVES RISK. The Fund may invest in derivatives, such as options and futures contracts and swap agreements, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other assets underlying those derivatives. The Fund may use options and futures contracts and swap agreements to gain exposure to a particular market or instrument. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

    The risks associated with the Fund's use of futures and options contracts include:

    o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling call options can be more speculative than investing directly in securities.

    COUNTERPARTY CREDIT RISK. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, over-the-counter ("OTC") options, total return swaps, and index, interest rate, and credit default swap agreements. The Fund will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.

    INVESTMENT TECHNIQUE RISK. The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying instrument or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying security or instrument.

    TAX RISK. Because of the nature of the investments within the anticipated Performance Component Assets, there is a risk that the Fund may not qualify to be treated as a regulated investment company ("RIC") for federal income tax purposes because its investments may produce an impermissible amount of non-qualifying income or may not satisfy other requirements under the RIC qualification tests. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, taxable shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits even if such distributions are reinvested in additional shares.

    The Fund's investments in Zero Coupon Treasuries and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. This "phantom income" may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. "Phantom income" is included in the Fund's net investment income, which must be distributed at least annually by the Fund in order to meet the requirements of the Internal Revenue Code ("Code") and to eliminate certain excise taxes and such distributions would be taxable to shareholders who are subject to taxation. Further, there is a risk that the Fund could be required at times to liquidate investments in order to satisfy its distribution requirements under the Code.

    NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    ADVISER RISK. The Adviser has not previously, and does not currently act as an investment adviser to any other mutual fund. The Adviser has not managed this strategy.

    NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size or that it will be practicable for the Fund to return at least the PNAV on the Special Redemption Date, in which case the Fund's Board of Trustees or the Adviser may recommend or determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

    Aviva Investors North America, Inc. serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

    The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

    Anurag Joshi, Senior Portfolio Manager -- Derivatives, has managed the Fund since its inception.

    Ross Schuchart, Senior Derivatives Analyst, has managed the Fund since its inception.

    Chakradhar Singh, Senior Derivatives Analyst, has managed the Fund since its inception.

    Rohini Ramaswamy, Senior Investment Analyst -- Derivatives, has managed the Fund since its inception.

    David Ross, Senior Vice President, Risk Management, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

    You can open an account with the Fund with a minimum initial investment of $50,000. The Fund may accept investments of smaller amounts in its sole discretion. Subsequent investments must be at least $25,000. Shareholders must maintain a minimum account value of $50,000. The Fund reserves the right to waive the minimum initial and subsequent investment amounts and the minimum account value in its sole discretion.

    If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-877-515-4725.

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
--------------------------------------------------------------------------------

    The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

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MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENTS
--------------------------------------------------------------------------------

    The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.

MORE INFORMATION ABOUT THE FUND'S OBJECTIVE

    The investment objective of the Fund is to return to shareholders, on the Special Redemption Date, a net asset value per share that is no less than the PNAV and, during the period prior to the Special Redemption Date, provide shareholders with participation in the potential positive returns of the equity, bond and commodities markets. This investment objective may be changed upon 60 days' notice to shareholders. There is no assurance that the Fund will achieve its objective. Furthermore, the PNAV is not insured or guaranteed by any person and, consequently, it is possible that the Fund might not be able to return on the Special Redemption Date an amount per share that is no less than the PNAV.

MORE INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGY

    In seeking to achieve the Fund's investment objective, the Adviser employs the MAP(SM) Strategy with TARA(SM).

    THE PRESERVATION COMPONENT OF THE MAP(SM) STRATEGY. The Preservation Component seeks to provide a net asset value per share on the Special Redemption Date that is no less than the PNAV. The Fund intends to implement the Preservation Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date from the US Government, and are backed by the full faith and credit of the US Government. Zero Coupon Treasuries held by the Fund will include US Treasury notes or bonds that have been stripped of their unma-tured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds. The Fund intends to hold a par amount of Zero Coupon Treasuries and cash, cash equivalents and high quality, short-term debt instruments sufficient to redeem the Fund's outstanding shares on the Special Redemption Date at a net asset value per share of no less than the PNAV. The Fund's purchases and sales of Zero Coupon Treasuries will be driven by investments in and redemptions from the Fund.

    ZERO COUPON SECURITIES. The Fund will invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates.

    STRIPPED ZERO COUPON SECURITIES. Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (that is, unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

    When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (that is, cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

    THE PERFORMANCE COMPONENT OF THE MAP(SM) STRATEGY. The Performance Component is designed to generate positive returns for the Fund by exposing the Fund's Performance Component Assets to the market for certain asset classes (stocks, bonds and commodities) without buying underlying securities or commodities. The use of options also permits the Fund to diversify its investments and seek participation in positive performance, while putting at risk only the premium paid for the option. Thus, the Performance Component is designed to capture some of the upward movement of a particular asset class and minimize the Fund's exposure to downward movement in that asset class. When practicable, the Fund intends to utilize exchange-listed options. However, the Fund reserves the right to purchase and sell over-the-counter ("OTC") options at any time in the sole discretion of the Adviser. Further, the Fund reserves the right to implement the Performance Component by engaging in other types of derivatives transactions, such as swap agreements and futures contracts, if the Adviser determines, in its discretion, that the Performance Component can be more effectively or efficiently implemented through the use of such derivatives.

    The Performance Component has two elements. First, the Fund intends to purchase "in-the-money" or "at-the-money" call options on securities and equity, bond, and commodities indices (or on ETFs that track those indices). The second element of the Performance Component calls for the Fund to employ a "call spread" strategy on the same indices (or ETFs) as the purchased call option.

    A call option on a security, including shares of an ETF that tracks an index, gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. A premium is paid to the writer of the option as consideration for undertaking the obligations under the option contract. Call options on indices, are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements of the index generally, rather than the price movements of specific, individual securities. When the Fund purchases a call option that is at-the-money or in-the-money, the value of the underlying security or index is equal to or greater than the strike price of the option.

    A call spread is the simultaneous purchase of a call option with a particular strike price and expiration date and sale (or writing) of a call option with the same expiration date but a higher strike price. The maximum profit in this strategy is the difference between the strike prices of the purchased call option and the written call option, less the net cost of the options. Premium income generated by the Fund through writing call options in the call spread strategy generally will be used to offset premiums paid when the Fund purchases call options as part of the call spread strategy. The Fund anticipates that the amount of premium paid in pursuit of the call spread strategy will exceed the amount of premium earned, resulting in a net expense to the Fund.

    At the Fund's inception, the Fund will calculate the amount of assets available to be invested as Performance Component Assets as follows: aggregate net assets less the aggregate assets invested in Zero Coupon Treasuries less assets held in cash, cash equivalents or high-quality, short-term debt instruments. The percentage of Fund assets allocated to the Preservation Component and the Performance Component of the MAP(SM) Strategy will vary based on the relationship between the level of interest rates at the Fund's inception and the then-current level of interest rates and time to maturity of the Zero Coupon Treasuries. As a general matter, the Fund anticipates that, prior to the Special Redemption Date, between 75% and 100% of its net assets will be allocated to the Preservation Component (and cash, cash equivalents or high-quality, short-term debt instruments) and between 0% and 25% of its net assets will be allocated to the Performance Component. The Fund expects, but is not required, to hold approximately 3.75% of its net assets in cash, cash equivalents and high-quality, short-term debt instruments. The strike prices of the call options purchased and written by the Fund will be determined at the Fund's inception based on then current market conditions and the Adviser's outlook on future market conditions. All of the options purchased and written by the Fund under the Performance Component of the MAP(SM) Strategy will expire on or shortly before the Special Redemption Date.

    As of the date of this prospectus, the Fund intends to purchase call options on, and employ call spread strategies with respect to, the following indices and ETFs.

    SPDR TRUST (domestic equities). SPDR Trust intends to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index. The S&P 500 Index is a capitalization-weighted index that serves as a gauge of the U.S. equities market. The Index is composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies.

    THE ISHARES MSCI EAFE INDEX FUND (foreign equities). The iShares MSCI EAFE Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

    THE ISHARES BARCLAYS TREASURY INFLATION PROTECTED SECURITIES BOND FUND (government securities). This ETF seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the "TIPS Index"). The TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation--a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

    THE U.S. OIL FUND LP (commodities). This ETF is a commodity pool that issues units that trade on the NYSE Arca. The investment objective of The U.S. Oil Fund is to have the changes in percentage terms of the units' net asset value reflect the changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the changes in the price of the futures contract on light, sweet crude oil as traded on the New York Mercantile Exchange that is the near month contract to expire (except when the near month contract is within two weeks of expiration, in which case it will be measured by the futures contract that is the next month contract to expire), less The U.S. Oil Fund's expenses.

    The Fund reserves the right to engage in options transactions on indices or ETFs that are different than those identified above without notice to shareholders.

    Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the degree of correlation between the options and the prices of the underlying securities. If the Adviser is incorrect in its expectation the correlation between the instruments or indices on which such options may be written and purchased, the Fund may fail to meet its investment objective. The use of options can also increase the Fund's transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires "out of the money" (that is, if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the OTC market, there is a risk that the coun-terparty that wrote the option will be unable to perform its obligations under the option contract. Such OTC options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position, in which case the Fund could lose money in the event of adverse price movements.

    Assuming that the value of the Fund's call options does not change and the time to maturity of the Zero Coupon Treasuries does not change, if interest rates rise, the percentage of Fund assets allocated to Zero Coupon Treasuries would be lower. Conversely, if interest rates were to fall, the percentage of Fund assets allocated to Zero Coupon Treasuries would be higher and Fund assets allocated to the Performance Component would be lower. However, even though Fund assets allocated to the Performance Component would be lower, the number of option contracts purchased to provide the Performance Component does not change because the net asset value of the Fund reflects the current value of Zero Coupon Treasuries and the options contracts (as well as the value of the Fund's other assets). Thus, when an investor purchases shares of the Fund at net asset value, the proceeds of that purchase are sufficient for the Fund to acquire the same options contracts then held by the Fund and the required par amount of Zero Coupon Treasuries necessary to redeem the Fund's outstanding shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV. So the investor will not likely have suffered a reduction in potential market participation solely as a result of higher rates.

    THE TARA(SM) COMPONENT OF THE MAP(SM) STRATEGY. The TARA(SM) Component is designed to isolate the performance of each asset class in which the Fund has invested in accordance with the MAP(SM) Strategy's Performance Component and periodically and selectively take gains from the Fund's options transactions on those asset classes. This rules-based, gains-taking feature seeks to prevent the Fund from giving up positive returns if a "flight to quality" occurs within the months leading up to the Special Redemption Date. The TARA(SM) Component will be triggered and the Fund will close out the call options that it has purchased on a particular asset class (other than as part of a call spread position) if the then-current value of such call options (that is, the then-current number of call options multiplied by the current value of such call options) exceeds the sum of:

    (1) the then-current number of such call options multiplied by the premium paid per such call option at the Fund's inception; and

    (2) the then-current number of call spreads on that asset class multiplied by the net premium paid per such call spread at the Fund's inception (the net premium for the Fund's call spreads is the difference between the premium paid by the Fund to purchase a call option and the premium earned by writing (selling) a call option).

    Although the Fund will close out the call options it has purchased on a particular asset class when the TARA(SM) Component is triggered, the call spreads on that asset class will not be liquidated until the Special Redemption Date. After a call option on a particular asset class is closed out, no new call options on that asset class will be purchased. Rather, pro-ceeds derived from the sale of the call option on that asset class will be distributed to shareholders. Call options purchased by the Fund will expire worthless if the market price for the underlying security or index is less than the option's strike price on the expiration date.

    THE SPECIAL REDEMPTION DATE. As of the close of business on the Special Redemption Date, the Fund intends to liquidate its assets and distribute the cash proceeds to shareholders, except for those shareholders affirmatively electing to remain invested in the Fund. Shareholders will be notified no less than six months in advance of the Special Redemption Date of their opportunity to elect to remain invested in the Fund after the Special Redemption Date. The Fund presently anticipates continuing operations after the Special Redemption Date with the same investment objective and same principal investment strategy. If it does so, immediately following the Special Redemption Date: (1) the Fund would be renamed the Aviva Investors MAP(SM) 2020 Fund; (2) a new Special Redemption Date would be established that is approximately five years from the original Special Redemption Date;
    (3) a new PNAV would be determined; (4) new asset classes could be selected; and (5) the Fund would re-implement the MAP(SM) Strategy, which as described above, would involve the purchase of Zero Coupon Treasuries and call options and call spreads that mature and expire, respectively, on or about the new Special Redemption Date.

    However, the Fund reserves the right to continue operations after the Special Redemption Date with a different investment objective or employing a different investment strategy. Alternatively, the Fund may elect to cease operations completely as of the close of business on the Special Redemption Date. The Fund's operating expenses may increase if the Fund continues operations after the Special Redemption Date and the Adviser does not continue its expense limitation agreement. Any decision with respect to the future operations of the Fund after the Special Redemption Date is subject to the approval of the Fund's Board of Trustees. Shareholders will be notified in advance of the Special Redemption Date of the manner in which the Fund will operate, if at all, after the Special Redemption Date.

    The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objectives. The Fund makes temporary defensive investments only if the Adviser believes that the risk of loss outweighs the opportunity for total return or capital growth.

    This prospectus describes the Fund's principal investment strategies, and the Fund normally invests in the types of securities and engages in the types of transactions described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). For liquidity purposes, the Fund may invest a portion of its assets in cash or money market instruments. However, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, the Fund cannot guarantee that it will achieve its investment goal.

MORE INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS

    Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

    The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security or instrument will depend on how widely the Fund diversifies its holdings.

    ASSET PRESERVATION STRATEGY RISK. The Preservation Component of the MAP(SM) Strategy is based on the maturity of the Zero Coupon Treasuries having a final value that equals or exceeds the PNAV times the number of shares then outstanding. Fund expenses have the effect of reducing the net assets of the Fund. Although the Fund intends to maintain a portion of its assets in cash or cash equivalents sufficient to cover ongoing oper-ating expenses, it is not required to do so. Thus, in order to return the PNAV, the Performance Component of the MAP(SM) Strategy must generate returns for the Fund, net of the costs of implementation, that exceed the Fund's operating expenses.

    Moreover, a shareholder who purchases shares of the Fund at a net asset value per share that is greater than the PNAV may experience a loss on his or her investment even if the Fund is successful in achieving the principal preservation component of its investment objective. The following examples illustrate the potential effect of investing in the Fund at a net asset value per share that is greater or less than the PNAV. The examples assume that the Fund has been successful in achieving its investment objective of returning at least the PNAV on the Special Redemption Date. There can be no assurance that the Fund will achieve its objective.

                            Hypothetical Examples(1)

                                                    Projected      Projected
                                                      Amount       Loss or
                                                  Available for    Gain on
    Net Asset                                       Redemption    Investment
    Value at             Number     Total Dollar    on Special    on Special
     Time of           of Shares      Amount of     Redemption    Redemption
    Purchase    PNAV   Purchased     Investment       Date(2)      Date(3,4)
    ----------------------------------------------------------------------------
     $10.50     $9.00    1,000        $10,500        $9,000      $1,500 loss
     $10.00     $9.00    1,000        $10,000        $9,000      $1,000 loss
     $ 9.00     $9.00    1,000        $ 9,000        $9,000             None
     $ 8.50     $9.00    1,000        $ 8,500        $9,000       $ 500 gain

    (1) The examples are hypothetical and are not intended to predict or project actual results. There is no assurance that the Fund will achieve its objective. Further, the PNAV is not insured or guaranteed by any person.

    (2) The amount shown in this column assumes that the Fund has been successful in achieving its investment objective of returning an amount that is no less than the PNAV on the Special Redemption Date. If the net asset value per share of the Fund is less than the PNAV on the Special Redemption Date, then the "Projected Amount" shown in this col-umn would be less.

    (3) The amounts shown in this column assume that the Fund has been successful in achiev- ing its investment objective of returning an amount that is no less than the PNAV on the Special Redemption Date. If the net asset value per share of the Fund is less than the PNAV on the Special Redemption Date, then the amount of "Projected Loss" shown in this column would be greater and the amount of "Projected Gain" would be less and, depending on the net asset value per share of the Fund on the Special Redemption Date, could be a loss rather than a gain.

    (4) Before taxes. These examples do not reflect dividends or capital gains distributions that may be made by the Fund prior to the Special Redemption Date.

    If a shareholder may need access to his or her money at any point prior to the Special Redemption Date or if a shareholder prefers to receive dividends and distributions in cash, such shareholder should consider the appropriateness of investing in the Fund.

    NET ASSET VALUE FLUCTUATION RISK. The Fund's net asset value per share will fluctuate and could be greater or less than the PNAV, including on the Special Redemption Date. Shareholders who redeem their shares, whether on the Special Redemption Date or prior to that date, will be redeemed at the Fund's then-current net asset value per share. In the event of a partial redemption, a shareholder will not lose the ability to redeem remaining shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV, provided, of course, that the remaining shares are held until the Special Redemption Date and the Fund is successful in achieving its investment objective. Shareholders who buy shares of the Fund after the Fund's inception date but before the Special Redemption Date may be investing at a net asset value per share that is greater than the PNAV. In these circumstances, shareholders who redeem their shares on the Special Redemption Date at a net asset value per share that is less than the net asset value per share at the time of purchase may experience a loss on their investment even if the Fund is successful in achieving the principal preservation component of its investment objective. As with all mutual funds, the Fund's net asset value may decline and a shareholder may lose money on his or her investment. There is no guarantee that the Fund will be able to redeem shareholders on the Special Redemption Date at a net asset value per share that is no less than the PNAV. If at any time prior to the Special Redemption Date the Adviser determines that it may be impracticable for the Fund to return at least the PNAV on the Special Redemption Date, the Adviser may recommend that the Fund cease operations and be liquidated, with proceeds distributed to shareholders.

    LARGE SCALE REDEMPTION RISK. If the Fund experiences substantial redemptions, it might be forced to liquidate an amount of Zero Coupon Treasuries such that it would become impracticable for the Fund to redeem shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    INTEREST RATE RISK -- Zero Coupon Treasuries. When interest rates rise, prices of debt securities generally decline. Zero Coupon Treasuries are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer.

    Because the Zero Coupon Treasuries held by the Fund are expected to mature on the Special Redemption Date, they are expected to be most sensitive to changes in interest rates at the Fund's inception, when the time remaining until their maturity is the longest, and then become less sensitive to such changes as the Special Redemption Date approaches. If interest rates rise, the value of the Fund's Zero Coupon Treasuries likely would decrease. This could cause the Fund's net asset value per share to decrease. Depending on the magnitude of the change in interest rates and the remaining time to maturity of the Zero Coupon Treasuries, the Fund's net asset value per share may decrease to a level below the PNAV and could remain below the PNAV for a substantial period of time if interest rates remain elevated. As the Fund approaches the Special Redemption Date, it is expected that the value of the Zero Coupon Treasuries will accrete to their par amount. The guarantee of the US Government does not apply to the market value of any Zero Coupon Treasuries or to shares of the Fund. If the Fund sells Zero Coupon Treasuries during a period of rising interest rates, the Fund may experience a loss, which could cause the Fund to fail to achieve its investment objective.

    STOCK MARKET RISK. Because a portion of the Fund's assets will be exposed to the stock market, when stock prices fall, the value of your investment may fall as well. At the same time, the Fund may not participate in rising stock prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    FOREIGN SECURITIES RISK. Because a portion of the Fund's assets will be exposed to securities of foreign companies, when the prices of those securities fall, you should expect the value of your investment to fall as well. Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

    COMMODITIES RISK. There is the risk that the changes in the price of the units of USOF, which presently trade on the NYSE Arca, will not closely track the changes in spot price of light, sweet crude oil. This could happen if the price of units traded on the NYSE Arca does not correlate closely with USOF's net asset value; the changes in USOF's net asset value do not closely correlate with the changes in the price of USOF's benchmark oil futures contract; or the changes in the price of USOF's benchmark oil futures contract do not closely correlate with the changes in the cash or spot price of light, sweet crude oil. This is a risk because if these correlations do not exist, then the Fund's options transactions on USOF may not produce the intended results. At the same time, the Fund may not participate in rising commodity prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    DERIVATIVES RISK. The Fund may invest in derivatives, such as options and futures contracts and swap agreements, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other assets underlying those derivatives. The Fund may use options and futures contracts and swap agreements to gain exposure to a particular market or instrument. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Options and futures contracts and swap agreements are described in more detail below:

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning a call option on the underlying security pursuant to the call spread strategy described above. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    The risks associated with the Fund's use of futures and options contracts include:

    o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling call options can be more speculative than investing directly in securities.

    COUNTERPARTY CREDIT RISK. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, OTC options, total return swaps, and index, interest rate, and credit default swap agreements. The Fund will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under an agreement in the event of the default or bankruptcy of the agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into financial instruments with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. These types of financial instruments also may be considered to be illiquid.

    INVESTMENT TECHNIQUE RISK. The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying instrument or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying security or instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and other market measures will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underly-ing securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

    TAX RISK. Because of the nature of the investments within the anticipated Performance Component Assets, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because its investments may produce an impermissible amount of non-qualifying income or may not satisfy other requirements under the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test. Although the Fund intends to invest in certain options on the USOF, it may nevertheless be relying on the qualification of USOF as a "qualified publicly traded partnership" under the Code in order to satisfy the RIC qualification tests. USOF indicates in its current offering document that it expects to be a "qualified publicly traded partnership" in each of its taxable years, but that such qualification is not assured.

    A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. However, taxable shareholders are subject to tax on the distributions of income and capital gains paid by the Fund, even if such distributions are invested in additional shares. Such distributions are not expected to be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders are not expected to be eligible for the dividends received deduction.

    If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, taxable shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits even if such distributions are reinvested in additional shares. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income (with respect to taxable years beginning prior to December 31, 2010) and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund share-holders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance and may prevent the Fund from achieving its investment objective.

    The Fund's investments in Zero Coupon Treasuries and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. This "phantom income" may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. "Phantom income" is included in the Fund's net investment income, which must be distributed at least annually by the Fund in order to meet the requirements of the Code and to eliminate certain excise taxes and such distributions would be taxable to shareholders who are subject to taxation. Further, there is a risk that the Fund could be required at times to liquidate investments in order to satisfy its distribution requirements under the Code.

    NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    ADVISER RISK. The Adviser has not previously, and does not currently act as an investment adviser to any other mutual fund. The Adviser has not managed this strategy.

    NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size or that it will be practicable for the Fund to return at least the PNAV on the Special Redemption Date, in which case the Fund's Board of Trustees or the Adviser may recommend or determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

INFORMATION ABOUT PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

    A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

    Aviva Investors North America, Inc., an Iowa corporation formed in 1997, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. As of March 31, 2010, the Adviser had approximately $47 billion in assets under management.

    The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

    For its services to the Fund, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund's Institutional Class Shares until the Special Redemption Date.

    A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

    The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

    Anurag Joshi, Senior Portfolio Manager -- Derivatives, has been with the Adviser since 1997. Mr. Joshi is responsible for directing and managing the activities of the derivatives team that is responsible for the index linked hedging program as well as Asset Liability Management-driven transactions. He has more than twelve years of experience.

    Ross Schuchart, Senior Derivatives Analyst, has been with the Adviser since 2008. Mr. Schuchart is responsible for analyzing interest rate derivatives and foreign exchange. In addition, Mr. Schuchart will be responsible for developing derivative-related strategies within the context of client portfolios. Prior to joining the Adviser, Mr. Schuchart was a Senior Derivative Trader for Principal Global Investors, responsible for providing analysis and trading of fixed income derivatives. He has more than twelve years of experience.

    Chakradhar Singh, Senior Derivatives Analyst, has been with the Adviser since 2005. Mr. Singh is primarily responsible for the equity derivatives hedging and modeling of various equity derivatives products. He has more than four years experience.

    Rohini Ramaswamy, Senior Investment Analyst -- Derivatives, has been with the Adviser since 2005. Ms. Ramaswamy specializes in hedging the market risks on the index book of business and also is a backup trader for the fixed income and currency derivatives. She has more than four years of experience.

    David Ross, Senior Vice President, Risk Management, has been with the Adviser since 2004. Mr. Ross is responsible for risk management, which includes derivative solutions, quantitative risk and liability-driven investing for the firm and its clients. Prior to joining the Adviser, Mr. Ross worked for Maritime Life as the director of asset liability management. He has more than 26 years of experience.

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

    This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

    Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

    To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-877-515-4725.

    All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

    The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

    The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

    REGULAR MAIL ADDRESS

    Aviva Investors MAP(SM) 2015 Fund
    P.O. Box 219009
    Kansas City, MO 64121-9009

    EXPRESS MAIL ADDRESS

    DST Systems, Inc.
    c/o Aviva Investors MAP(SM) 2015 Fund
    430 W. 7th Street
    Kansas City, MO 64105

BY WIRE

    To open an account by wire, call 1-877-515-4725 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

    WIRING INSTRUCTIONS

    UMB Bank, N.A.
    ABA#: 101000695
    Aviva Investors MAP(SM) 2015 Fund
    DDA# 9870523965
    Ref: Fund name/account name/account number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

    You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 monthly and quarterly, $3,000 semi-annually or $5,000 annually. To cancel or change a plan, write to the Fund at: Aviva Investors MAP(SM) 2015 Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009,

    (Express Mail Address: 430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

    You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

    The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

    Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

    In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

    Certain authorized institutions, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the institution receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your authorized institution is authorized to accept purchase and redemption requests for Fund shares, you should contact them directly.

    If you deal directly with an authorized institution, you will have to follow their procedures for transacting with the Fund. Your authorized institution may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through an authorized institution, and the fees they may charge, you should contact your authorized institution directly.

HOW THE FUND CALCULATES NAV

    NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

    In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

    When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

    The net asset value per share of the Fund is expected to fluctuate and, on any given day, including the Special Redemption Date, could be more or less than the PNAV.

FUND CODES

    The reference information listed below will be helpful to you when you contact the Fund to purchase shares, check daily NAV or obtain additional information.

                                            Share      Ticker             Fund
    Fund Name                               Class      Symbol    CUSIP    Code
    ----------------------------------------------------------------------------
    Aviva Investors MAP(SM) 2015 Fund   Institutional   MAPQX   00769G501  3351

HOW TO SELL YOUR FUND SHARES

    If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-877-515-4725.

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

    If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. The Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

    The sale price of each share will be the NAV next determined after the Fund receives your request.

BY MAIL

    To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

    o  The Fund name;
    o  The account number;
    o  The dollar amount or number of shares you wish to redeem;
    o  The account name(s); and
    o  The address to which redemption (sale) proceeds should be sent.

    All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

    REGULAR MAIL ADDRESS

    Aviva Investors MAP(SM) 2015 Fund
    P.O. Box 219009
    Kansas City, MO 64121-9009

    EXPRESS MAIL ADDRESS

    DST Systems, Inc.
    c/o Aviva Investors MAP(SM) 2015 Fund
    430 West 7th Street
    Kansas City, MO 64105

BY TELEPHONE

    To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-515-4725 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

    Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via Automated Clearing House to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

    The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

    If your account balance drops below $50,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

    The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE TRANSACTIONS

    Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING POLICIES AND PROCEDURES

    The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the

    Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

    The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

    o Shareholders are restricted from making more than four (4) "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discre- tion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subse- quent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

    o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

    The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

    Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy;

    (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

    To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

    What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

    The Fund is required by law to reject your new account application if the required identifying information is not provided.

    In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

    Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

    Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

    The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund.

    Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

    Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

    The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

    The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

PAYMENTS TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

    From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

    The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

    The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

TAXES
--------------------------------------------------------------------------------

    PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

    The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether paid, in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local taxation, depending upon your tax situation. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

    The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. For example, investments in certain debt obligations, such as Zero Coupon Treasuries, and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under Subchapter M of the Code.

    A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. In general, the Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market) on such date, and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Fund on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income.

    Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

    MORE INFORMATION ABOUT TAXES IS IN THE SAI.

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                                       42

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                                       43

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                                       44

                       AVIVA INVESTORS MAP(SM) 2015 FUND

                                 PRIVACY NOTICE

                 THIS INFORMATION IS NOT PART OF THE PROSPECTUS

The Fund recognizes and respects the privacy concerns of its customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

THE FUND COLLECTS THIS INFORMATION FROM THE FOLLOWING SOURCES:

o  Information we receive from you on applications or other forms;

o Information about your transac- tions with us and our service providers, or others;

o Information we receive from con- sumer reporting agencies (including credit bureaus).

WHAT INFORMATION THE FUND DISCLOSES AND TO WHOM THE FUND DISCLOSES
INFORMATION.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders to nonaffiliat-ed third parties such as:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Trust to do so or consent to the dis-closure.

o To companies that perform neces- sary services for the Trust, such as data processing companies that the Trust uses to process your transac- tions or maintain your account.

o  To protect against fraud, or to col- lect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

HOW THE FUND SAFEGUARDS INFORMATION.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                        THE ADVISORS' INNER CIRCLE FUND

                       AVIVA INVESTORS MAP(SM) 2015 FUND

INVESTMENT ADVISER
Aviva Investors North America, Inc.
699 Walnut Street, Suite 1700
Des Moines, Iowa 50309

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 10, 2010, includes detailed information about The Advisors' Inner Circle Fund and the Aviva Investors MAP(SM) 2015 Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-877-515-4725

BY MAIL: Write to us at:
Aviva Investors MAP(SM) 2015 Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET: www.avivainvestors.us/mutual-funds

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

AVA-PS-002-0100

                        THE ADVISORS' INNER CIRCLE FUND


                                 [LOGO OMITTED]
                                     AVIVA
                                   INVESTORS


AVIVA INVESTORS MAP(SM) 2015 FUND
Ticker Symbol: MAPVX

INVESTOR CLASS SHARES PROSPECTUS                                    MAY 10, 2010



















                                    INVESTMENT ADVISER:
                                    AVIVA INVESTORS NORTH AMERICA, INC.


  The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

    The Aviva Investors MAP(SM) 2015 Fund (the "Fund") is a separate series of The Advisors' Inner Circle Fund (the "Trust"), a mutual fund family that offers separate investment portfolios. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

    THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
                                                                            ----
FUND SUMMARY ...............................................................   1
   INVESTMENT OBJECTIVE ....................................................   1
   FUND FEES AND EXPENSES ..................................................   1
   PRINCIPAL INVESTMENT STRATEGY ...........................................   2
   PRINCIPAL RISKS .........................................................   6
   PERFORMANCE INFORMATION .................................................  10
   INVESTMENT ADVISER ......................................................  10
   PORTFOLIO MANAGERS ......................................................  10
   PURCHASE AND SALE OF FUND SHARES ........................................  11
   TAX INFORMATION .........................................................  11
   PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES ...........  11
MORE INFORMATION ABOUT THE FUND
   AND ITS INVESTMENTS .....................................................  12
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................  27
MORE INFORMATION ABOUT THE INVESTMENT ADVISER ..............................  28
PORTFOLIO MANAGERS .........................................................  28
PURCHASING AND SELLING FUND SHARES .........................................  29
OTHER POLICIES .............................................................  35
DISTRIBUTION OF FUND SHARES ................................................  38
SHAREHOLDER SERVICING ARRANGEMENTS .........................................  38
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  39
DIVIDENDS AND DISTRIBUTIONS ................................................  40
TAXES ......................................................................  40
HOW TO OBTAIN MORE INFORMATION
   ABOUT THE FUND ................................................... BACK COVER

--------------------------------------------------------------------------------
AVIVA INVESTORS MAP(SM) 2015 FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

    The Fund seeks to return to shareholders, on the Special Redemption Date (as defined below), a net asset value per share of no less than $9.00 (the "PNAV") and, during the period prior to the Special Redemption Date, provide shareholders with participation in the potential positive returns of the equity, bond and commodities markets. Of course, there is no assurance that the Fund will achieve its objective.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

    Management Fees                                                 0.75%
    ---------------------------------------------------------------------------
    Distribution (12b-1) Fee                                        0.25%
    ---------------------------------------------------------------------------
    Other Expenses(1)                                               0.79%
    ---------------------------------------------------------------------------
    Acquired Fund Fees and Expenses(2)                              0.01%
                                                                   -------
    ---------------------------------------------------------------------------
    Total Annual Fund Operating Expenses                            1.80%
    ---------------------------------------------------------------------------
    Less Fee Reductions and/or Expense Reimbursements              (0.79%)
                                                                  --------
    ---------------------------------------------------------------------------
    Total Annual Fund Operating Expenses after
      Fee Reductions and/or Expense Reimbursements(3)               1.01%
    ---------------------------------------------------------------------------

    (1) Other Expenses are estimated for the current fiscal year.

    (2) "Acquired Fund Fees and Expenses" reflect the indirect costs of investing in other funds and are based on estimated amounts for the current fiscal year.

    (3) The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses for Investor Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.00% of the Fund's average daily net assets until the Special Redemption Date (defined below). This Agreement: (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on the Special Redemption Date, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE

    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 Year              3 Years
    ---------------------------------------------------------------------------
                              $103                $322

    PORTFOLIO TURNOVER

    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

    OVERVIEW. The Fund seeks to achieve its investment objective by employing a proprietary, rules-based asset allocation strategy (the "MAP(SM) Strategy") developed by the Fund's investment adviser, Aviva Investors North America, Inc. (the "Adviser"). The MAP(SM) Strategy seeks to allow shareholders to be able to redeem their shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV and, at the same time, generate positive returns by exposing a portion of the Fund's assets to the markets for certain asset classes (equities, bonds and commodities). "Special Redemption Date" means a date that will be within two months before the end of 2015 (that is between November 1, 2015 and December 31, 2015). The Fund will give shareholders at least six months advance notice of the precise Special Redemption Date.

    There is no guarantee that the Fund will be able to redeem shareholders on the Special Redemption Date at a net asset value per share that is no less than the PNAV. The net asset value per share of the Fund is expected to fluctuate and could be greater or less than the PNAV, including on the Special Redemption Date. The Fund's net asset value per share on the Fund's inception date was $10.00.

    The Fund may be appropriate for investors who, at the Fund's inception:

    o  have approximately a five year investment horizon;

    o do not need current income from their investment in the Fund during that five year period;

    o do not need to access their investment in the Fund during that five year period, including to pay taxes with respect to income distributed by the Fund; and

    o during that five year period, are seeking both preservation for a certain percentage of their portfolio from market risk and the potential for some market appreciation.

    The Fund may not appeal to investors who are seeking current income. Nor may the Fund appeal to appreciation-oriented investors as the Fund may under-perform the markets because of its principal preservation component. Although the MAP(SM) Strategy seeks to provide participation in the potential positive returns generated by the stock, bond and commodities markets, shareholders should understand that the Fund may under-perform those markets as a consequence of its objective to return a per share amount that is no less than the PNAV on the Special Redemption Date.

    The Fund is non-diversified and may hold a relatively small number of issues in its portfolio. It may take up to 30 days after the Fund's commencement of operations to fully implement the Fund's investment strategy. During this time, the Fund's assets may be invested in money market instruments and short-term, high quality debt securities.

    THE MAP(SM) STRATEGY. The MAP(SM) Strategy consists of three components: a Preservation Component, a Performance Component, and a Tactical Automatic Rebalancing Allocation ("TARA(SM)") Component. Each of these components is described below.

    THE PRESERVATION COMPONENT OF THE MAP(SM) STRATEGY

    The Preservation Component of the MAP(SM) Strategy seeks to return to shareholders on the Special Redemption Date a net asset value per share of no less than the PNAV. The Fund intends to implement the Preservation Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries held by the Fund will consist of US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds. Zero Coupon Treasuries that the Fund purchases will mature at a stated par value on or shortly before the Special Redemption Date. The Fund intends to hold a par amount of Zero Coupon Treasuries and cash, cash equivalents and high quality short-term debt instruments sufficient to redeem the Fund's outstanding shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    THE PERFORMANCE COMPONENT OF THE MAP(SM) STRATEGY

    The remainder of the Fund's assets (the "Performance Component Assets") will be invested in accordance with the Performance Component of the MAP(SM) Strategy. The Performance Component of the MAP(SM) Strategy is designed to generate positive returns by exposing the Fund's Performance Component Assets to the markets for certain asset classes (equities, bonds and commodities). The Fund will seek to gain its exposure to those markets by employing options (or other derivatives) strategies that reference securities and commodities indices or exchange-traded funds ("ETFs") that track those indices.

    At the Fund's inception, the Fund's Performance Component Assets will be invested in options transactions according to the allocation methodology set forth in the table below. The actual percentage allocation of Performance Component Assets will be determined at inception of the Fund and could vary from the percentages set forth in the table below due to market conditions.

                                                             Approximate
                                                              Percentage
                                                             Allocation of
                                                              Performance
     Asset Class                  Index or ETF              Component Assets
    ---------------------------------------------------------------------------
    Domestic Equities         Standard and Poor's                 40%
                              Depository Receipts
                                   SPDR Trust
                             (S&P 500([R]) Index)

    Foreign Equities          iShares MSCI EAFE                  20%
                                  Index Fund

      Government           iShares Barclays Treasury             30%
      Securities        Inflation Protected Securities
                                   Bond Fund

    Commodities          The United States Oil Fund LP           10%

    The Performance Component Asset allocation percentages shown in the table above will be in effect on the Fund's inception date. Thereafter, the percentages will vary based on changes in value of the Zero Coupon Treasuries and options held by the Fund. The percentages established at the Fund's inception will determine the ratio of the contracts of Treasuries and options that will be bought and sold due to purchases and redemp-tions of Fund shares after the Fund's inception date. The Fund's allocation of Performance Component Assets will also change if: (1) the TARA(SM) Component of the MAP(SM) Strategy is triggered, as described below; or (2) options are sold to satisfy redemption requests.

    THE TARA(SM) COMPONENT OF THE MAP(SM) STRATEGY

    The TARA(SM) Component of the MAP(SM) Strategy is designed to isolate the performance of each asset class in which the Fund has invested in accordance with the MAP(SM) Strategy's Performance Component and periodically and selectively take gains from the Fund's options transactions on those asset classes. This rules-based, gains-taking feature seeks to prevent the Fund from giving up positive returns if a "flight to quality" occurs within the months leading up to the Special Redemption Date.

    THE SPECIAL REDEMPTION DATE. As of the close of business on the Special Redemption Date, the Fund intends to liquidate its assets and distribute the cash proceeds to shareholders, except for those shareholders affirmatively electing to remain invested in the Fund. The Fund will notify shareholders no less than six months in advance of the Special Redemption Date of their opportunity to elect to remain invested in the Fund after the Special Redemption Date. The Fund presently anticipates continuing operations after the Special Redemption Date with the same investment objective and same principal investment strategy. However, the Fund reserves the right to continue operations after the Special Redemption Date with a different investment objective or employing a different investment strategy. Alternatively, the Fund may elect to cease operations completely as of the close of business on the Special Redemption Date. The Fund's operating expenses may increase if the Fund continues operations after the Special Redemption Date and the Adviser does not continue its expense limitation agreement. Any decision with respect to the future operations of the Fund after the Special Redemption Date is subject to the approval of the Fund's Board of Trustees. Shareholders will be notified in advance of the Special Redemption Date of the manner in which the Fund will operate, if at all, after the Special Redemption Date.

    CONTINUOUS OFFERING OF FUND SHARES. Shares of the Fund may be purchased and redeemed on any day that the Fund is open for business. The Fund, however, reserves the right to suspend the offer and sale of its shares at any time. The net asset value per share of the Fund is expected to fluctuate and, on any given day, could be more or less than the PNAV. However, to the extent the Fund achieves its investment objective, the PNAV will be available only to those shareholders who redeem their shares on the Special Redemption Date.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

    As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, ANY GOVERNMENT AGENCY, OR ANY OTHER PERSON, INCLUDING THE FUND AND ITS AFFILIATES. Furthermore, the PNAV is not insured or guaranteed by any person and, consequently, it is possible that the Fund might not be able to return on the Special Redemption Date an amount per share that is no less than the PNAV. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

    ASSET PRESERVATION STRATEGY RISK. Fund expenses have the effect of reducing the net assets of the Fund. Although the Fund intends to maintain a portion of its assets in cash or cash equivalents sufficient to cover ongoing operating expenses, it is not required to do so. Thus, in order to return the PNAV, the Performance Component of the MAP(SM) Strategy must generate returns for the Fund, net of the costs of implementation, that exceed the Fund's operating expenses. Moreover, a shareholder who purchases shares of the Fund at a net asset value per share that is greater than the PNAV may experience a loss on his or her investment even if the Fund is successful in achieving the principal preservation component of its investment objective. If a shareholder may need access to his or her money at any point prior to the Special Redemption Date or if a shareholder prefers to receive dividends and distributions in cash, such shareholder should consider the appropriateness of investing in the Fund.

    NET ASSET VALUE FLUCTUATION RISK. The Fund's net asset value per share will fluctuate and could be greater or less than the PNAV, including on the Special Redemption Date. Shareholders who redeem their shares, whether on the Special Redemption Date or prior to that date, will be redeemed at the Fund's then-current net asset value per share. There is no guarantee that the Fund will be able to redeem shareholders on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    LARGE SCALE REDEMPTION RISK. If the Fund experiences substantial redemptions, it might be forced to liquidate an amount of Zero Coupon Treasuries such that it would become impracticable for the Fund to redeem shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    INTEREST RATE RISK -- ZERO COUPON TREASURIES. When interest rates rise, prices of debt securities generally decline. Zero Coupon Treasuries are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Because the Zero Coupon Treasuries held by the Fund are expected to mature on or shortly before the Special Redemption Date, they are expected to be most sensitive to changes in interest rates at the Fund's inception, when the time remaining until their maturity is the longest, and then become less sensitive to such changes as the Special Redemption Date approaches. If interest rates rise, the value of the Fund's Zero Coupon Treasuries likely would decrease. This could cause the Fund's net asset value per share to decrease. Depending on the magnitude of the change in interest rates and the remaining time to maturity of the Zero Coupon Treasuries, the Fund's net asset value per share may decrease to a level below the PNAV and could remain below the PNAV for a substantial period of time if interest rates remain elevated. As the Fund approaches the Special Redemption Date, it is expected that the value of the Zero Coupon Treasuries will accrete to their par amount. The guarantee of the US Government does not apply to the market value of any Zero Coupon Treasuries or to shares of the Fund. If the Fund sells Zero Coupon Treasuries during a period of rising interest rates, the Fund may experience a loss, which could cause the Fund to fail to achieve its investment objective.

    STOCK MARKET RISK. Because a portion of the Fund's assets will be exposed to the stock market, when stock prices fall, the value of your investment may fall as well. At the same time, the Fund may not participate in rising stock prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    FOREIGN SECURITIES RISK. Because a portion of the Fund's assets will be exposed to securities of foreign companies, when the prices of those securities fall, you should expect the value of your investment to fall as well. Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

    COMMODITIES RISK. There is the risk that the changes in the price of the units of The United States Oil Fund LP ("USOF"), which presently trade on the NYSE Arca, will not closely track the changes in the spot price of light, sweet crude oil. This could happen if the price of units traded on the NYSE Arca does not correlate closely with USOF's net asset value; the changes in USOF's net asset value do not closely correlate with the changes in the price of USOF's benchmark oil futures contract; or the changes in the price of USOF's benchmark oil futures contract do not closely correlate with the changes in the cash or spot price of light, sweet crude oil. This is a risk because if these correlations do not exist, then the Fund's options transactions on USOF may not produce the intended results. At the same time, the Fund may not participate in rising commodity prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    DERIVATIVES RISK. The Fund may invest in derivatives, such as options and futures contracts and swap agreements, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other assets underlying those derivatives. The Fund may use options and futures contracts and swap agreements to gain exposure to a particular market or instrument. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

    The risks associated with the Fund's use of futures and options contracts include:

    o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling call options can be more speculative than investing directly in securities.

    COUNTERPARTY CREDIT RISK. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, over-the-counter ("OTC") options, total return swaps, and index, interest rate, and credit default swap agreements. The Fund will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.

    INVESTMENT TECHNIQUE RISK. The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying instrument or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying security or instrument.

    TAX RISK. Because of the nature of the investments within the anticipated Performance Component Assets, there is a risk that the Fund may not qualify to be treated as a regulated investment company ("RIC") for federal income tax purposes because its investments may produce an impermissible amount of non-qualifying income or may not satisfy other requirements under the RIC qualification tests. A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, taxable shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits even if such distributions are reinvested in additional shares.

    The Fund's investments in Zero Coupon Treasuries and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. This "phantom income" may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. "Phantom income" is included in the Fund's net investment income, which must be distributed at least annually by the Fund in order to meet the requirements of the Internal Revenue Code ("Code") and to eliminate certain excise taxes and such distributions would be taxable to shareholders who are subject to taxation. Further, there is a risk that the Fund could be required at times to liquidate investments in order to satisfy its distribution requirements under the Code.

    NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    ADVISER RISK. The Adviser has not previously, and does not currently act as an investment adviser to any other mutual fund. The Adviser has not managed this strategy.

    NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size or that it will be practicable for the Fund to return at least the PNAV on the Special Redemption Date, in which case the Fund's Board of Trustees or the Adviser may recommend or determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

    Aviva Investors North America, Inc. serves as the investment adviser to the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

    The Fund is managed by a team of investment professionals, each of whom is jointly and primarily responsible for the day-to-day management of the Fund.

    Anurag Joshi, Senior Portfolio Manager -- Derivatives, has managed the Fund since its inception.

    Ross Schuchart, Senior Derivatives Analyst, has managed the Fund since its inception.

    Chakradhar Singh, Senior Derivatives Analyst, has managed the Fund since its inception.

    Rohini Ramaswamy, Senior Investment Analyst -- Derivatives, has managed the Fund since its inception.

    David Ross, Senior Vice President, Risk Management, has managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------

    You can open an account with the Fund with a minimum initial investment of $5,000. The Fund may accept investments of smaller amounts in its sole discretion. Subsequent investments must be at least $5,000. Shareholders must maintain a minimum account value of $5,000. The Fund reserves the right to waive the minimum initial and subsequent investment amounts and the minimum account value in its sole discretion.

    If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-877-515-4725.

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
--------------------------------------------------------------------------------

    The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENTS
--------------------------------------------------------------------------------

    The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.

MORE INFORMATION ABOUT THE FUND'S OBJECTIVE

    The investment objective of the Fund is to return to shareholders, on the Special Redemption Date, a net asset value per share that is no less than the PNAV and, during the period prior to the Special Redemption Date, provide shareholders with participation in the potential positive returns of the equity, bond and commodities markets. This investment objective may be changed upon 60 days' notice to shareholders. There is no assurance that the Fund will achieve its objective. Furthermore, the PNAV is not insured or guaranteed by any person and, consequently, it is possible that the Fund might not be able to return on the Special Redemption Date an amount per share that is no less than the PNAV.

MORE INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGY

    In seeking to achieve the Fund's investment objective, the Adviser employs the MAP(SM) Strategy with TARA(SM).

    THE PRESERVATION COMPONENT OF THE MAP(SM) STRATEGY. The Preservation Component seeks to provide a net asset value per share on the Special Redemption Date that is no less than the PNAV. The Fund intends to implement the Preservation Component by investing a portion of its assets in "zero coupon" US Treasury obligations ("Zero Coupon Treasuries"). Zero Coupon Treasuries evidence the right to receive a fixed payment at a future date from the US Government, and are backed by the full faith and credit of the US Government. Zero Coupon Treasuries held by the Fund will include US Treasury notes or bonds that have been stripped of their unmatured interest coupons or will consist of unmatured interest coupons from US Treasury notes or bonds. The Fund intends to hold a par amount of Zero Coupon Treasuries and cash, cash equivalents and high quality, short-term debt instruments sufficient to redeem the Fund's outstanding shares on the Special Redemption Date at a net asset value per share of no less than the PNAV. The Fund's purchases and sales of Zero Coupon Treasuries will be driven by investments in and redemptions from the Fund.

    ZERO COUPON SECURITIES. The Fund will invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned, in effect, on all discount accretion during the life of the obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates.

    STRIPPED ZERO COUPON SECURITIES. Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (that is, unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

    When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (that is, cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

    THE PERFORMANCE COMPONENT OF THE MAP(SM) STRATEGY. The Performance Component is designed to generate positive returns for the Fund by exposing the Fund's Performance Component Assets to the market for certain asset classes (stocks, bonds and commodities) without buying underlying securities or commodities. The use of options also permits the Fund to diversify its investments and seek participation in positive performance, while putting at risk only the premium paid for the option. Thus, the Performance Component is designed to capture some of the upward movement of a particular asset class and minimize the Fund's exposure to downward movement in that asset class. When practicable, the Fund intends to utilize exchange-listed options. However, the Fund reserves the right to purchase and sell over-the-counter ("OTC") options at any time in the sole discretion of the Adviser. Further, the Fund reserves the right to implement the Performance Component by engaging in other types of derivatives transactions, such as swap agreements and futures contracts, if the Adviser determines, in its discretion, that the Performance Component can be more effectively or efficiently implemented through the use of such derivatives.

    The Performance Component has two elements. First, the Fund intends to purchase "in-the-money" or "at-the-money" call options on securities and equity, bond, and commodities indices (or on ETFs that track those indices). The second element of the Performance Component calls for the Fund to employ a "call spread" strategy on the same indices (or ETFs) as the purchased call option.

    A call option on a security, including shares of an ETF that tracks an index, gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. A premium is paid to the writer of the option as consideration for undertaking the obligations under the option contract. Call options on indices, are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements of the index generally, rather than the price movements of specific, individual securities. When the Fund purchases a call option that is at-the-money or in-the-money, the value of the underlying security or index is equal to or greater than the strike price of the option.

    A call spread is the simultaneous purchase of a call option with a particular strike price and expiration date and sale (or writing) of a call option with the same expiration date but a higher strike price. The maximum profit in this strategy is the difference between the strike prices of the purchased call option and the written call option, less the net cost of the options. Premium income generated by the Fund through writing call options in the call spread strategy generally will be used to offset premiums paid when the Fund purchases call options as part of the call spread strategy. The Fund anticipates that the amount of premium paid in pursuit of the call spread strategy will exceed the amount of premium earned, resulting in a net expense to the Fund.

    At the Fund's inception, the Fund will calculate the amount of assets available to be invested as Performance Component Assets as follows: aggregate net assets less the aggregate assets invested in Zero Coupon Treasuries less assets held in cash, cash equivalents or high-quality, short-term debt instruments. The percentage of Fund assets allocated to the Preservation Component and the Performance Component of the MAP(SM) Strategy will vary based on the relationship between the level of interest rates at the Fund's inception and the then-current level of interest rates and time to maturity of the Zero Coupon Treasuries. As a general matter, the Fund anticipates that, prior to the Special Redemption Date, between 75% and 100% of its net assets will be allocated to the Preservation Component (and cash, cash equivalents or high-quality, short-term debt instruments) and between 0% and 25% of its net assets will be allocated to the Performance Component. The Fund expects, but is not required, to hold approximately 3.75% of its net assets in cash, cash equivalents and high-quality, short-term debt instruments. The strike prices of the call options purchased and written by the Fund will be determined at the Fund's inception based on then current market conditions and the Adviser's outlook on future market conditions. All of the options purchased and written by the Fund under the Performance Component of the MAP(SM) Strategy will expire on or shortly before the Special Redemption Date.

    As of the date of this prospectus, the Fund intends to purchase call options on, and employ call spread strategies with respect to, the following indices and ETFs.

    SPDR TRUST (domestic equities). SPDR Trust intends to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500 Index. The S&P 500 Index is a capitalization-weighted index that serves as a gauge of the U.S. equities market. The Index is composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies.

    THE ISHARES MSCI EAFE INDEX FUND (foreign equities). The iShares MSCI EAFE Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. As of the date of this prospectus, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

    THE ISHARES BARCLAYS TREASURY INFLATION PROTECTED SECURITIES BOND FUND (government securities). This ETF seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market as defined by the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the "TIPS Index"). The TIPS Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. Inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation--a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

    THE U.S. OIL FUND LP (commodities). This ETF is a commodity pool that issues units that trade on the NYSE Arca. The investment objective of The U.S. Oil Fund is to have the changes in percentage terms of the units' net asset value reflect the changes in percentage terms of the spot price of light, sweet crude oil delivered to Cushing, Oklahoma, as measured by the changes in the price of the futures contract on light, sweet crude oil as traded on the New York Mercantile Exchange that is the near month contract to expire (except when the near month contract is within two weeks of expiration, in which case it will be measured by the futures contract that is the next month contract to expire), less The U.S. Oil Fund's expenses.

    The Fund reserves the right to engage in options transactions on indices or ETFs that are different than those identified above without notice to shareholders.

    Options offer large amounts of leverage, which will result in the Fund's net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the degree of correlation between the options and the prices of the underlying securities. If the Adviser is incorrect in its expectation the correlation between the instruments or indices on which such options may be written and purchased, the Fund may fail to meet its investment objective. The use of options can also increase the Fund's transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires "out of the money" (that is, if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the OTC market, there is a risk that the coun-terparty that wrote the option will be unable to perform its obligations under the option contract. Such OTC options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position, in which case the Fund could lose money in the event of adverse price movements.

    Assuming that the value of the Fund's call options does not change and the time to maturity of the Zero Coupon Treasuries does not change, if interest rates rise, the percentage of Fund assets allocated to Zero Coupon Treasuries would be lower. Conversely, if interest rates were to fall, the percentage of Fund assets allocated to Zero Coupon Treasuries would be higher and Fund assets allocated to the Performance Component would be lower. However, even though Fund assets allocated to the Performance Component would be lower, the number of option contracts purchased to provide the Performance Component does not change because the net asset value of the Fund reflects the current value of Zero Coupon Treasuries and the options contracts (as well as the value of the Fund's other assets). Thus, when an investor purchases shares of the Fund at net asset value, the proceeds of that purchase are sufficient for the Fund to acquire the same options contracts then held by the Fund and the required par amount of Zero Coupon Treasuries necessary to redeem the Fund's outstanding shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV. So the investor will not likely have suffered a reduction in potential market participation solely as a result of higher rates.

    THE TARA(SM) COMPONENT OF THE MAP(SM) STRATEGY. The TARA(SM) Component is designed to isolate the performance of each asset class in which the Fund has invested in accordance with the MAP(SM) Strategy's Performance Component and periodically and selectively take gains from the Fund's options transactions on those asset classes. This rules-based, gains-taking feature seeks to prevent the Fund from giving up positive returns if a "flight to quality" occurs within the months leading up to the Special Redemption Date. The TARA(SM) Component will be triggered and the Fund will close out the call options that it has purchased on a particular asset class (other than as part of a call spread position) if the then-current value of such call options (that is, the then-current number of call options multiplied by the current value of such call options) exceeds the sum of:

    (1) the then-current number of such call options multiplied by the premium paid per such call option at the Fund's inception; and

    (2) the then-current number of call spreads on that asset class multiplied by the net premium paid per such call spread at the Fund's inception (the net premium for the Fund's call spreads is the difference between the premium paid by the Fund to purchase a call option and the premium earned by writing (selling) a call option).

    Although the Fund will close out the call options it has purchased on a particular asset class when the TARA(SM) Component is triggered, the call spreads on that asset class will not be liquidated until the Special Redemption Date. After a call option on a particular asset class is closed out, no new call options on that asset class will be purchased. Rather, proceeds derived from the sale of the call option on that asset class will be distributed to shareholders. Call options purchased by the Fund will expire worthless if the market price for the underlying security or index is less than the option's strike price on the expiration date.

    THE SPECIAL REDEMPTION DATE. As of the close of business on the Special Redemption Date, the Fund intends to liquidate its assets and distribute the cash proceeds to shareholders, except for those shareholders affirmatively electing to remain invested in the Fund. Shareholders will be notified no less than six months in advance of the Special Redemption Date of their opportunity to elect to remain invested in the Fund after the Special Redemption Date. The Fund presently anticipates continuing operations after the Special Redemption Date with the same investment objective and same principal investment strategy. If it does so, immediately following the Special Redemption Date: (1) the Fund would be renamed the Aviva Investors MAP(SM) 2020 Fund; (2) a new Special Redemption Date would be established that is approximately five years from the original Special Redemption Date;
    (3) a new PNAV would be determined; (4) new asset classes could be selected; and (5) the Fund would re-implement the MAP(SM) Strategy, which as described above, would involve the purchase of Zero Coupon Treasuries and call options and call spreads that mature and expire, respectively, on or about the new Special Redemption Date.

    However, the Fund reserves the right to continue operations after the Special Redemption Date with a different investment objective or employing a different investment strategy. Alternatively, the Fund may elect to cease operations completely as of the close of business on the Special Redemption Date. The Fund's operating expenses may increase if the Fund continues operations after the Special Redemption Date and the Adviser does not continue its expense limitation agreement. Any decision with respect to the future operations of the Fund after the Special Redemption Date is subject to the approval of the Fund's Board of Trustees. Shareholders will be notified in advance of the Special Redemption Date of the manner in which the Fund will operate, if at all, after the Special Redemption Date.

    The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its invest-ment objective. If the Fund invests in this manner, it may not achieve its investment objectives. The Fund makes temporary defensive investments only if the Adviser believes that the risk of loss outweighs the opportunity for total return or capital growth.

    This prospectus describes the Fund's principal investment strategies, and the Fund normally invests in the types of securities and engages in the types of transactions described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). For liquidity purposes, the Fund may invest a portion of its assets in cash or money market instruments. However, the Fund intends to remain as fully invested as practicable regardless of market conditions. Of course, the Fund cannot guarantee that it will achieve its investment goal.

MORE INFORMATION ABOUT THE FUND'S PRINCIPAL RISKS

    Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments.

    The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security or instrument will depend on how widely the Fund diversifies its holdings.

    ASSET PRESERVATION STRATEGY RISK. The Preservation Component of the MAP(SM) Strategy is based on the maturity of the Zero Coupon Treasuries having a final value that equals or exceeds the PNAV times the number of shares then outstanding. Fund expenses have the effect of reducing the net assets of the Fund. Although the Fund intends to maintain a portion of its assets in cash or cash equivalents sufficient to cover ongoing oper-ating expenses, it is not required to do so. Thus, in order to return the PNAV, the Performance Component of the MAP(SM) Strategy must generate returns for the Fund, net of the costs of implementation, that exceed the Fund's operating expenses.

    Moreover, a shareholder who purchases shares of the Fund at a net asset value per share that is greater than the PNAV may experience a loss on his or her investment even if the Fund is successful in achieving the principal preservation component of its investment objective. The following examples illustrate the potential effect of investing in the Fund at a net asset value per share that is greater or less than the PNAV. The examples assume that the Fund has been successful in achieving its investment objective of returning at least the PNAV on the Special Redemption Date. There can be no assurance that the Fund will achieve its objective.

                            Hypothetical Examples(1)

                                                      Projected     Projected
                                                        Amount        Loss or
                                                     Available for   Gain on
    Net Asset                                         Redemption    Investment
    Value at              Number     Total Dollar     on Special    on Special
    Time of             of Shares     Amount of       Redemption    Redemption
    Purchase    PNAV    Purchased    Investment         Date(2)      Date(3,4)
    ----------------------------------------------------------------------------
     $10.50    $9.00      1,000       $10,500          $9,000      $1,500 loss
     $10.00    $9.00      1,000       $10,000          $9,000      $1,000 loss
     $ 9.00    $9.00      1,000       $ 9,000          $9,000         None
     $ 8.50    $9.00      1,000       $ 8,500          $9,000      $ 500 gain

    (1) The examples are hypothetical and are not intended to predict or project actual results. There is no assurance that the Fund will achieve its objective. Further, the PNAV is not insured or guaranteed by any person.

    (2) The amount shown in this column assumes that the Fund has been successful in achieving its investment objective of returning an amount that is no less than the PNAV on the Special Redemption Date. If the net asset value per share of the Fund is less than the PNAV on the Special Redemption Date, then the "Projected Amount" shown in this col-umn would be less.

    (3) The amounts shown in this column assume that the Fund has been successful in achieving its investment objective of returning an amount that is no less than the PNAV on the Special Redemption Date. If the net asset value per share of the Fund is less than the PNAV on the Special Redemption Date, then the amount of "Projected Loss" shown in this column would be greater and the amount of "Projected Gain" would be less and, depending on the net asset value per share of the Fund on the Special Redemption Date, could be a loss rather than a gain.

    (4) Before taxes. These examples do not reflect dividends or capital gains distributions that may be made by the Fund prior to the Special Redemption Date.

    If a shareholder may need access to his or her money at any point prior to the Special Redemption Date or if a shareholder prefers to receive dividends and distributions in cash, such shareholder should consider the appropriateness of investing in the Fund.

    NET ASSET VALUE FLUCTUATION RISK. The Fund's net asset value per share will fluctuate and could be greater or less than the PNAV, including on the Special Redemption Date. Shareholders who redeem their shares, whether on the Special Redemption Date or prior to that date, will be redeemed at the Fund's then-current net asset value per share. In the event of a partial redemption, a shareholder will not lose the ability to redeem remaining shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV, provided, of course, that the remaining shares are held until the Special Redemption Date and the Fund is successful in achieving its investment objective. Shareholders who buy shares of the Fund after the Fund's inception date but before the Special Redemption Date may be investing at a net asset value per share that is greater than the PNAV. In these circumstances, shareholders who redeem their shares on the Special Redemption Date at a net asset value per share that is less than the net asset value per share at the time of purchase may experience a loss on their investment even if the Fund is successful in achieving the principal preservation component of its investment objective. As with all mutual funds, the Fund's net asset value may decline and a shareholder may lose money on his or her investment. There is no guarantee that the Fund will be able to redeem shareholders on the Special Redemption Date at a net asset value per share that is no less than the PNAV. If at any time prior to the Special Redemption Date the Adviser determines that it may be impracticable for the Fund to return at least the PNAV on the Special Redemption Date, the Adviser may recommend that the Fund cease operations and be liquidated, with proceeds distributed to shareholders.

    LARGE SCALE REDEMPTION RISK. If the Fund experiences substantial redemptions, it might be forced to liquidate an amount of Zero Coupon Treasuries such that it would become impracticable for the Fund to redeem shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV.

    INTEREST RATE RISK -- ZERO COUPON TREASURIES. When interest rates rise, prices of debt securities generally decline. Zero Coupon Treasuries are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer.

    Because the Zero Coupon Treasuries held by the Fund are expected to mature on the Special Redemption Date, they are expected to be most sensitive to changes in interest rates at the Fund's inception, when the time remaining until their maturity is the longest, and then become less sensitive to such changes as the Special Redemption Date approaches. If interest rates rise, the value of the Fund's Zero Coupon Treasuries likely would decrease. This could cause the Fund's net asset value per share to decrease. Depending on the magnitude of the change in interest rates and the remaining time to maturity of the Zero Coupon Treasuries, the Fund's net asset value per share may decrease to a level below the PNAV and could remain below the PNAV for a substantial period of time if interest rates remain elevated. As the Fund approaches the Special Redemption Date, it is expected that the value of the Zero Coupon Treasuries will accrete to their par amount. The guarantee of the US Government does not apply to the market value of any Zero Coupon Treasuries or to shares of the Fund. If the Fund sells Zero Coupon Treasuries during a period of rising interest rates, the Fund may experience a loss, which could cause the Fund to fail to achieve its investment objective.

    STOCK MARKET RISK. Because a portion of the Fund's assets will be exposed to the stock market, when stock prices fall, the value of your investment may fall as well. At the same time, the Fund may not participate in rising stock prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    FOREIGN SECURITIES RISK. Because a portion of the Fund's assets will be exposed to securities of foreign companies, when the prices of those securities fall, you should expect the value of your investment to fall as well. Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

    COMMODITIES RISK. There is the risk that the changes in the price of the units of USOF, which presently trade on the NYSE Arca, will not closely track the changes in spot price of light, sweet crude oil. This could happen if the price of units traded on the NYSE Arca does not correlate closely with USOF's net asset value; the changes in USOF's net asset value do not closely correlate with the changes in the price of USOF's benchmark oil futures contract; or the changes in the price of USOF's benchmark oil futures contract do not closely correlate with the changes in the cash or spot price of light, sweet crude oil. This is a risk because if these correlations do not exist, then the Fund's options transactions on USOF may not produce the intended results. At the same time, the Fund may not participate in rising commodity prices to the same extent as other mutual funds that do not seek to provide a PNAV.

    DERIVATIVES RISK. The Fund may invest in derivatives, such as options and futures contracts and swap agreements, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other assets underlying those derivatives. The Fund may use options and futures contracts and swap agreements to gain exposure to a particular market or instrument. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Options and futures contracts and swap agreements are described in more detail below:

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning a call option on the underlying security pursuant to the call spread strategy described above. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    The risks associated with the Fund's use of futures and options contracts include:

    o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling call options can be more speculative than investing directly in securities.

    COUNTERPARTY CREDIT RISK. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, OTC options, total return swaps, and index, interest rate, and credit default swap agreements. The Fund will not enter into any agreement with a counterparty unless the Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under an agreement in the event of the default or bankruptcy of the agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into financial instruments with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. These types of financial instruments also may be considered to be illiquid.

    INVESTMENT TECHNIQUE RISK. The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying instrument or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the underlying security or instrument, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and other market measures will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

    TAX RISK. Because of the nature of the investments within the anticipated Performance Component Assets, there is a risk that the Fund may not qualify to be treated as a RIC for federal income tax purposes because its investments may produce an impermissible amount of non-qualifying income or may not satisfy other requirements under the RIC qualification tests. The RIC qualifying income test is determined on an annual basis, so it is difficult to predict whether the Fund will meet this test. Although the Fund intends to invest in certain options on the USOF, it may nevertheless be relying on the qualification of USOF as a "qualified publicly traded partnership" under the Code in order to satisfy the RIC qualification tests. USOF indicates in its current offering document that it expects to be a "qualified publicly traded partnership" in each of its taxable years, but that such qualification is not assured.

    A mutual fund that is treated as a RIC generally avoids paying corporate level federal and state income tax provided it distributes substantially all of its net investment income and net realized capital gains to its shareholders. However, taxable shareholders are subject to tax on the distributions of income and capital gains paid by the Fund, even if such distributions are invested in additional shares. Such distributions are not expected to be eligible for the reduced rates applicable to qualified dividend income and corporate shareholders are not expected to be eligible for the dividends received deduction.

    If the Fund fails to qualify as a RIC, the Fund will not be permitted to deduct its distributions from its taxable income and would be subject to federal and state corporate income taxes on its taxable income and capital gains. In addition, taxable shareholders would be subject to tax on the distributions paid by the Fund to the extent such distributions come from the Fund's current or accumulated earnings and profits even if such distributions are reinvested in additional shares. Such dividend distributions would likely be eligible for the reduced rates applicable to qualified dividend income (with respect to taxable years beginning prior to December 31, 2010) and corporate shareholders would be eligible for the dividends received deduction. As a result of being taxed as a regular corporation (without the benefits of the dividends paid deduction available if it were treated as a RIC), the Fund would be subject to potentially significant tax liabilities and the amount of cash available for distribution to Fund share-holders would be significantly reduced. Furthermore, the taxes paid by the Fund would have a negative impact on the Fund's performance and may prevent the Fund from achieving its investment objective.

    The Fund's investments in Zero Coupon Treasuries and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. This "phantom income" may occur as a result of the rules applicable to original issue discount, market discount (depending on certain Fund elections), annual mark-to-market accruals with respect to certain investments in derivatives, and other similar rules. "Phantom income" is included in the Fund's net investment income, which must be distributed at least annually by the Fund in order to meet the requirements of the Code and to eliminate certain excise taxes and such distributions would be taxable to shareholders who are subject to taxation. Further, there is a risk that the Fund could be required at times to liquidate investments in order to satisfy its distribution requirements under the Code.

    NON-DIVERSIFICATION RISK. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

    ADVISER RISK. The Adviser has not previously, and does not currently act as an investment adviser to any other mutual fund. The Adviser has not managed this strategy.

    NEW FUND RISK. There can be no assurance that the Fund will grow to or maintain an economically viable size or that it will be practicable for the Fund to return at least the PNAV on the Special Redemption Date, in which case the Fund's Board of Trustees or the Adviser may recommend or determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

INFORMATION ABOUT PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

    A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI.

MORE INFORMATION ABOUT THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

    Aviva Investors North America, Inc., an Iowa corporation formed in 1997, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. As of March 31, 2010, the Adviser had approximately $47 billion in assets under management.

    The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

    For its services to the Fund, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.75% based on the average daily net assets of the Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep net annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the average daily net assets of the Fund's Investor Class Shares until the Special Redemption Date.

    A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's Semi-Annual Report to Shareholders.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

    The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.

    Anurag Joshi, Senior Portfolio Manager -- Derivatives, has been with the Adviser since 1997. Mr. Joshi is responsible for directing and managing the activities of the derivatives team that is responsible for the index linked hedging program as well as Asset Liability Management-driven transactions. He has more than twelve years of experience.

    Ross Schuchart, Senior Derivatives Analyst, has been with the Adviser since 2008. Mr. Schuchart is responsible for analyzing interest rate derivatives and foreign exchange. In addition, Mr. Schuchart will be responsible for developing derivative-related strategies within the context of client portfolios. Prior to joining the Adviser, Mr. Schuchart was a Senior Derivative Trader for Principal Global Investors, responsible for providing analysis and trading of fixed income derivatives. He has more than twelve years of experience.

    Chakradhar Singh, Senior Derivatives Analyst, has been with the Adviser since 2005. Mr. Singh is primarily responsible for the equity derivatives hedging and modeling of various equity derivatives products. He has more than four years experience.

    Rohini Ramaswamy, Senior Investment Analyst -- Derivatives, has been with the Adviser since 2005. Ms. Ramaswamy specializes in hedging the market risks on the index book of business and also is a backup trader for the fixed income and currency derivatives. She has more than four years of experience.

    David Ross, Senior Vice President, Risk Management, has been with the Adviser since 2004. Mr. Ross is responsible for risk management, which includes derivative solutions, quantitative risk and liability-driven investing for the firm and its clients. Prior to joining the Adviser, Mr. Ross worked for Maritime Life as the director of asset liability management. He has more than 26 years of experience.

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

    This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

    Investor Class Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

    To purchase shares directly from the Fund, complete and send in the application. If you need an application or have questions, please call 1-877-515-4725.

    All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

    The Fund reserves the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

    The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

    BY MAIL

    REGULAR MAIL ADDRESS

    Aviva Investors MAP(SM) 2015 Fund
    P.O. Box 219009
    Kansas City, MO 64121-9009

    EXPRESS MAIL ADDRESS

    DST Systems, Inc.
    c/o Aviva Investors MAP(SM) 2015 Fund
    430 W. 7th Street
    Kansas City, MO 64105


BY WIRE

    To open an account by wire, call 1-877-515-4725 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

    WIRING INSTRUCTIONS

    UMB Bank, N.A.
    ABA#: 101000695
    Aviva Investors MAP(SM) 2015 Fund
    DDA# 9870523965
    Ref: Fund name/account name/account number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

    You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $1,000 monthly and quarterly, $3,000 semi-annually or $5,000 annually. To cancel or change a plan, write to the Fund at: Aviva Investors MAP(SM) 2015 Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009,

    (Express Mail Address: 430 West 7th Street, Kansas City, MO 64105). Please allow up to 15 days to create the plan and 3 days to cancel or change it.

GENERAL INFORMATION

    You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value ("NAV") next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

    The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

    Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

    In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

    Certain authorized institutions, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the institution receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your authorized institution is authorized to accept purchase and redemption requests for Fund shares, you should contact them directly.

    If you deal directly with an authorized institution, you will have to follow their procedures for transacting with the Fund. Your authorized institution may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through an authorized institution, and the fees they may charge, you should contact your authorized institution directly.

HOW THE FUND CALCULATES NAV

    NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

    In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

    When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

    The net asset value per share of the Fund is expected to fluctuate and, on any given day, including the Special Redemption Date, could be more or less than the PNAV.

FUND CODES

    The reference information listed below will be helpful to you when you contact the Fund to purchase shares, check daily NAV or obtain additional information.

                                          Share       Ticker               Fund
    Fund Name                             Class       Symbol     CUSIP     Code
    ----------------------------------------------------------------------------
    Aviva Investors MAP(SM) 2015 Fund    Investor     MAPVX    00769G600   3350

HOW TO SELL YOUR FUND SHARES

    If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-877-515-4725.

    If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

    If you would like to close your account, or have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. The Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

    The sale price of each share will be the NAV next determined after the Fund receives your request.

BY MAIL

    To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

    o  The Fund name;
    o  The account number;
    o  The dollar amount or number of shares you wish to redeem;
    o  The account name(s); and
    o  The address to which redemption (sale) proceeds should be sent.

    All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

    REGULAR MAIL ADDRESS

    Aviva Investors MAP(SM) 2015 Fund
    P.O. Box 219009
    Kansas City, MO 64121-9009

    EXPRESS MAIL ADDRESS

    DST Systems, Inc.
    c/o Aviva Investors MAP(SM) 2015 Fund
    430 West 7th Street
    Kansas City, MO 64105

BY TELEPHONE

    To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-515-4725 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

RECEIVING YOUR MONEY

    Normally, the Fund will send your sale proceeds within seven days after the effective date of your order. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via Automated Clearing House to your bank account once you have established banking instructions with the Fund. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN-KIND

    The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). The Fund may also redeem in kind to discourage short-term trading of shares. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

    If your account balance drops below $5,000 because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

    The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the U.S. Securities and Exchange Commission ("SEC"). More information about this is in the SAI.

TELEPHONE TRANSACTIONS

    Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING POLICIES AND PROCEDURES

    The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the

    Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests and experiencing increased transaction costs.

    The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

    o Shareholders are restricted from making more than four (4) "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discre- tion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a sub- sequent redemption out of the Fund, of an amount the Adviser reason- ably believes would be harmful or disruptive to the Fund.

    o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

    The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

    Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's, market-timing policy;

    (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's, market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

    To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

    What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

    The Fund is required by law to reject your new account application if the required identifying information is not provided.

    In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

    Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

    Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

    The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund.

    Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

    Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

    The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Investor Class Shares that allows the Fund to pay distribution fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee is 0.25% of the Investor Class Shares' average daily net assets.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

    The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

    The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

PAYMENTS TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------

    From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" under the heading "Shareholder Services" in the Fund's SAI.

    The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

    The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid in cash. To elect to receive your distribution in cash, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions made available by the Fund in cash after the Fund receives your notice. To cancel your election, simply send written notice to the Fund. Distributions from the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other resources.

TAXES
--------------------------------------------------------------------------------

    PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

    The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. THE DIVIDENDS AND DISTRIBUTIONS YOU RECEIVE, WHETHER PAID IN CASH OR REINVESTED IN ADDITIONAL SHARES OF THE FUND, MAY BE SUBJECT TO FEDERAL, STATE AND LOCAL TAXATION, DEPENDING UPON YOUR TAX SITUATION. SHAREHOLDERS WHO REINVEST DISTRIBUTIONS IN THE FUND WILL BE REQUIRED TO PAY TAXES ON SUCH DISTRIBUTIONS FROM OTHER RESOURCES. Income distributions (including net short-term capital gains), other than distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

    Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

    The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. For example, investments in certain debt obligations, such as Zero Coupon Treasuries, and other securities and instruments may cause the Fund to recognize taxable income in excess of the cash generated by them. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under Subchapter M of the Code.

    A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. In general, the Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market) on such date, and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by a Fund on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income.

    Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

    MORE INFORMATION ABOUT TAXES IS IN THE SAI.

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                                       42
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                                       43

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                                       44

                       AVIVA INVESTORS MAP(SM) 2015 FUND

                                 PRIVACY NOTICE
                 THIS INFORMATION IS NOT PART OF THE PROSPECTUS

The Fund recognizes and respects the privacy concerns of its customers. The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. "Nonpublic personal information" is personally identifiable financial information about you. For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

THE FUND COLLECTS THIS INFORMATION FROM THE FOLLOWING SOURCES:

o  Information we receive from you on applications or other forms;

o Information about your transactions with us and our service providers, or others;

o Information we receive from consumer reporting agencies (including credit bureaus).

WHAT INFORMATION THE FUND DISCLOSES AND TO WHOM THE FUND DISCLOSES
INFORMATION.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders to nonaffiliated third parties such as:

o To government entities, in response to subpoenas or to comply with laws or regulations.

o When you, the customer, direct the Trust to do so or consent to the disclosure.

o To companies that perform necessary services for the Trust, such as data processing companies that the Trust uses to process your transactions or maintain your account.

o  To protect against fraud, or to collect unpaid debts.

INFORMATION ABOUT FORMER CUSTOMERS.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

HOW THE FUND SAFEGUARDS INFORMATION.

The Fund conducts its business affairs through trustees, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above). We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMERS OF OTHER FINANCIAL INSTITUTIONS.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

                        THE ADVISORS' INNER CIRCLE FUND

                       AVIVA INVESTORS MAP(SM) 2015 FUND

INVESTMENT ADVISER
Aviva Investors North America, Inc.
699 Walnut Street, Suite 1700
Des Moines, Iowa 50309

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated May 10, 2010, includes detailed information about The Advisors' Inner Circle Fund and the Aviva Investors MAP(SM) 2015 Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-877-515-4725

BY MAIL: Write to us at:
Aviva Investors MAP(SM) 2015 Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET: www.avivainvestors.us/mutual-funds

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-06400.

AVA-PS-001-0100

                       STATEMENT OF ADDITIONAL INFORMATION

                         AVIVA INVESTORS MAP(SM) 2015 FUND
                       INSTITUTIONAL CLASS SHARES (MAPQX)
                          INVESTOR CLASS SHARES (MAPVX)

                   A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                  MAY 10, 2010

                               INVESTMENT ADVISER:
                       AVIVA INVESTORS NORTH AMERICA, INC.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Aviva Investors MAP(SM) 2015 Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectuses dated May 10, 2010 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Shareholders may obtain a Prospectus free of charge by calling 1-877-515-4725.

                                TABLE OF CONTENTS

THE TRUST......................................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES................1
DESCRIPTION OF PERMITTED INVESTMENTS...........................................2
INVESTMENT LIMITATIONS........................................................12
THE ADVISER...................................................................14
THE PORTFOLIO MANAGERS........................................................14
THE ADMINISTRATOR.............................................................15
THE DISTRIBUTOR...............................................................16
PAYMENTS TO FINANCIAL INTERMEDIARIES..........................................17
THE TRANSFER AGENT............................................................17
THE CUSTODIAN.................................................................17
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................17
LEGAL COUNSEL.................................................................17
TRUSTEES AND OFFICERS OF THE TRUST............................................18
PURCHASING AND REDEEMING SHARES...............................................25
DETERMINATION OF NET ASSET VALUE..............................................25
TAXES.........................................................................27
FUND TRANSACTIONS.............................................................30
PORTFOLIO HOLDINGS............................................................31
DESCRIPTION OF SHARES.........................................................32
SHAREHOLDER LIABILITY.........................................................32
LIMITATION OF TRUSTEES' LIABILITY.............................................32
PROXY VOTING..................................................................33
CODE OF ETHICS................................................................33
5% AND 25% SHAREHOLDERS.......................................................33
APPENDIX A - RATINGS.........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES............................B-1

May 10, 2010                                                     AVA-SX-001-0100

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information. The Trust reserves the right to create and issue additional series or classes of shares.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in Institutional Class Shares and Investor Class Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and in the minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the Prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on shareholder servicing and distribution expenses, see "The Distributor."

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate the Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategy are described in the Prospectuses. The following information supplements, and should be read in conjunction with, the Prospectuses. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

AVIVA INVESTORS MAP(SM) 2015 FUND. The Fund seeks to return to shareholders, on the Special Redemption Date (as defined below), a net asset value per share of no less than $9.00 (the "PNAV") and, during the period prior to the Special Redemption Date, provide shareholders with participation in the potential positive returns of the equity, bond and commodities markets. This investment objective may be changed upon 60 days' notice to shareholders. There is no assurance that the Fund will achieve its objective. Furthermore, the PNAV is not insured or guaranteed by any person and, consequently, it is possible that the Fund might not be able to return on the Special Redemption Date an amount per share that is no less than the PNAV.

As its principal investment strategy, the Fund employs a proprietary, rules-based asset allocation strategy (the "MAP(SM) Strategy") developed by the Fund's investment adviser, Aviva Investors North America, Inc. (the "Adviser"). The MAP(SM) Strategy seeks to allow shareholders to be able to redeem their shares on the Special Redemption Date at a net asset value per share that is no less than the PNAV and, at the same time, generate positive returns by exposing a portion of the Fund's assets to the markets for certain asset classes (equities, bonds and commodities). "Special Redemption Date" means a date that will be within two months before the end of 2015 (that is between November 1, 2015 and December 31, 2015). The Fund will give shareholders at least six months advance notice of the precise Special Redemption Date. The MAP(SM) Strategy consists of three components - a Preservation Component, a Performance Component, and a Tactical Automatic Rebalancing Allocation ("TARA(SM)") Component - each of which is more fully described in the Prospectuses.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in securities of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), which requires that the Fund be diversified (E.G., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets. It may take up to 30 days after the Fund's commencement of operations to fully implement the Fund's investment strategy. During this time, the Fund's assets may be invested in money market instruments and short-term, high quality debt securities.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated policies.

BANK OBLIGATIONS
The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

COMMERCIAL PAPER
Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

EXCHANGE TRADED FUNDS ("ETFS")
ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. The Fund would purchase an ETF to gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Securities of Other Investment Companies" below.

FUTURES AND OPTIONS TRANSACTIONS
FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may segregate (and marked-to-market on a daily basis), cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. A written call option will be considered covered: (1) if the Fund buys a lower strike call option with same expiration date as the written call or (2) if the Fund owns the underlying index or security. In instances when the Fund has written a "naked" call, where the Fund has neither purchased a lower strike call option nor owns the underlying index or security, the Fund will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put options on securities to protect against a decline in the market value of the securities in its portfolio or purchase call options to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker and the Adviser. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES
The Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

Under current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that the Fund may invest in to the Adviser.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Ratings Service ("S&P") or Moody's Investor Service ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund does not invest in repurchase agreements with respect to more than 33 1/3% of its total assets. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will in each instance establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements. The Fund does not engage in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

U.S. GOVERNMENT SECURITIES
The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

SECURITIES LENDING
The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SWAP AGREEMENTS
Permitted swap agreements may include, but are not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor," and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation or make a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment equal to the difference between the product of the full notional value and the difference of 100% less a reference price determined through an auction of the defaulted securities of such debt obligation from the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Most swap agreements (but generally not credit default swaps) entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the fixed interest leg of the swap or to the default of a reference obligation. The Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where the Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the mark-to-market of the credit default swap, which represents the Fund's exposure under the agreement.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund will not enter into swap agreements with respect to more than 25% of its total assets. Moreover, the Fund will not enter into swap agreements with one counterparty with respect to more than 10% of the Fund's total assets. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Similarly, if a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition, the Fund may enter into financial instruments with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.

UNDERLYING SECURITIES
While the Fund may not invest directly in either domestic or foreign equity securities, it may purchase and write put and call options (including options on futures) on indices comprised of foreign and domestic issuers (traded on U.S. and foreign exchanges or over-the-counter markets) or on ETFs that track indices comprised of foreign and domestic issuers. Accordingly, the Fund is generally subject to risks associated with the underlying foreign and domestic equity securities. Below is a description of such underlying securities.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES. The Fund may invest in indices (or ETFs that track indices) comprised of issuers located outside the United States. Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Foreign stock markets:

    o are generally more volatile than, and not as developed or efficient as, those in the United States;

    o  have substantially less volume;

    o trade securities that tend to be less liquid and experience rapid and erratic price movements;

    o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

    o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

    o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

    o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

    o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

    o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

    o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

    o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

    o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

Foreign Currency Risk - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

    o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

    o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

    o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

    o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

    o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

    o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the investment objective of the Fund, The following investment limitation of the Fund is non-fundamental and may be changed by the Board without shareholder approval:

1. The Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. The Fund may not borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that obligate the Fund to purchase securities, require the Fund to segregate assets, or otherwise require the Fund to cover or offset a position are not considered to be borrowing. Asset coverage of at least 300% is required for borrowings, except where the Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

CONCENTRATION. The SEC staff has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as short sales, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in commodities or real estate. The Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

THE ADVISER

GENERAL. The Adviser, Aviva Investors North America, Inc. is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 1997 as an Iowa corporation. As of March 31, 2010, the Adviser had approximately $47 billion in assets under management. The Adviser's principal business address is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Fund. The Adviser has agreed, until the Special Redemption Date, to waive fees and reimburse certain expenses of the Fund in order to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the average daily net assets of Investor Class Shares of the Fund and 0.75% of the average daily net assets of Institutional Class Shares of the Fund.

THE PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of the Fund shares owned and how the portfolio managers are compensated.

COMPENSATION. The Adviser compensates the portfolio managers for their management of the Fund. The portfolio managers' compensation consists of a combination of salary and bonus. Their bonus is calculated based on balanced scorecard evaluation based on Adviser, Business Unit and individual goals. A part of the portfolio manager's balanced scorecard will include performance related to this Fund. The Fund's portfolio managers will not be dedicated solely to this Fund. At inception of the Fund, the Fund will represent a small percentage of the assets managed by the portfolio managers. The Adviser has trading policies in place to ensure that the portfolio mangers compensation will neither favor nor disfavor this Fund versus any other managed by the portfolio managers.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because the Fund is new, as of the date of this SAI, none of the portfolio managers beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other derivative portfolios that are used to hedge the insurance liabilities of the Adviser's largest client, Aviva USA. As of December 31, 2009, the portfolio managers were responsible for approximately $20 billion in derivative notional with a market value of approximately $1 billion.

---------------------------------------------------------------------------------------------------------------------------
                                 REGISTERED
                            INVESTMENT COMPANIES                  OTHER POOLED
                            (EXCLUDING THE FUND)               INVESTMENT VEHICLES                OTHER ACCOUNTS(1)
---------------------------------------------------------------------------------------------------------------------------
                         NUMBER OF                        NUMBER OF                          NUMBER OF
     NAME                ACCOUNTS        TOTAL ASSETS      ACCOUNTS        TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Joshi, Anurag                0               $0                0                $0              116         $919 million
---------------------------------------------------------------------------------------------------------------------------
Schuchart, Ross              0               $0                0                $0              116         $919 million
---------------------------------------------------------------------------------------------------------------------------
Singh, Chakradhar            0               $0                0                $0              116         $919 million
---------------------------------------------------------------------------------------------------------------------------
Ramaswamy, Rohini            0               $0                0                $0              116         $919 million
---------------------------------------------------------------------------------------------------------------------------

(1) The portfolio managers manage the derivative portfolios as a team. As such, accounts are not assigned to single portfolio manager. In addition, the portfolio managers do not manage any accounts that include a performance based advisory fee.

CONFLICTS OF INTERESTS. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of the Fund's trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement for the Fund, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.08% of the first $1 billion of average daily net assets, 0.07% of the next $2 billion of average daily net assets, and 0.06% of average daily net assets over $3 billion. There is a minimum annual fee of $75,000 for the Fund for the first year increasing to $100,000 in subsequent years and $15,000 per additional class opened after the initial launch. Due to these minimums, the annual administration fee the Fund pay will exceed the above percentages at low asset levels.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated November 14, 1991, as amended and restated November 12, 2002, and as amended ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Investor Class Shares of the Fund pay the Distributor a maximum annual fee of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (E.G., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

Union Bank, NA., 350 California Street, 6th Floor, San Francisco, CA 94104 (the "Custodian"), serves as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, I.E., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (E.G., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund's service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of the Fund, at which time certain of the Fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund's Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the Adviser and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser's adherence to the Fund's investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund's investments, including, for example, portfolio holdings schedules and reports on the Adviser's use of derivatives in managing the Fund, if any, as well as reports on the Fund's investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund's service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund's financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund's internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund's goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund's investment management and business affairs are carried out by or through the Fund's Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund's and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

------------------------------------------------------------------------------------------------------------------------------------
                      POSITION
                    WITH TRUST AND
     NAME AND           LENGTH         PRINCIPAL OCCUPATIONS
   DATE OF BIRTH       OF TERM          IN THE PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert Nesher       Chairman of      SEI employee 1974 to           Trustee of The Advisors' Inner Circle Fund II, Bishop Street
(08/17/46)          the Board of     present; currently performs    Funds, SEI Daily Income Trust, SEI Institutional
                    Trustees(1)      various services on behalf     International Trust, SEI Investment Trust, SEI
                    (since 1991)     of SEI Investments             Institutional Managed Trust, SEI Liquid Asset Trust, SEI
                                     for which Mr. Nesher is        Asset Allocation Trust and SEI Tax Exempt Trust. Director of
                                     compensated. President and     SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI
                                     Director of SEI Opportunity    Global Investments Fund plc, SEI Investments--Global Funds
                                     Fund, L.P. and SEI             Services, Limited, SEI Investments Global, Limited, SEI
                                     Structured Credit Fund, LP.    Investments (Europe) Ltd., SEI Investments--Unit Trust
                                     President and Chief            Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI
                                     Executive Officer of           Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.
                                     SEI Alpha Strategy
                                     Portfolios, LP, June
                                     2007 to present.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran    Trustee(1)       Self-Employed Consultant       Trustee of The Advisors' Inner Circle Fund II, Bishop Street
(05/26/40)          (since 1991)     since 2003. Partner at         Funds, SEI Daily Income Trust, SEI Institutional International
                                     Morgan, Lewis & Bockius        Trust, SEI Institutional Investments Trust, SEI
                                     LLP (law firm) from 1976 to    Institutional Managed Trust, SEI Liquid Asset Trust,
                                     2003, counsel to the Trust,    SEI Asset Allocation Trust and SEI Tax Exempt Trust.
                                     SEI Investments, SIMC, the     Director of  SEI Alpha Strategy Portfolios, LP since June
                                     Administrator and the          2007. Director of SEI Investments (Europe), Limited,
                                     Distributor.                   SEI Investments--Global Services, Limited, SEI Investments
                                                                    Global, Limited, SEI Investments (Asia), Limited and SEI Asset
                                                                    Korea Co., Ltd. Director of the Distributor since 2003.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom  Trustee          Self-Employed Business         Trustee of The Advisors' Inner Circle Fund II and Bishop
(08/20/34)          (since 2005)     Consultant, Business           Street Funds; Director of Oregon Transfer Co.
                                     Projects Inc. since 1997.
------------------------------------------------------------------------------------------------------------------------------------
John K. Darr        Trustee          Retired. CEO, Office of        Trustee of The Advisors' Inner Circle Fund II and Bishop
(08/17/44)          (since 2008)     Finance, Federal Home Loan     Street Funds. Director, Federal Home Loan Bank of Pittsburgh.
                                     Bank, from 1992 to 2007.       Director, Manna, Inc. (non-profit developer of affordable
                                                                    housing for ownership). Director, MortgageIT Holdings, Inc.
                                                                    (December 2005-January 2007).
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A.         Trustee          Private investor and           Trustee of The Advisors' Inner Circle Fund II, Bishop Street
Johnson             (since 2005)     self-employed consultant       Funds, SEI Asset Allocation Trust, SEI Daily Income Trust,
(03/01/42)                           (strategic developments).      SEI Institutional International Trust, SEI Institutional
                                                                    Managed Trust, SEI Institutional Investments Trust, SEI
                                                                    Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha
                                                                    Strategy Portfolios, LP. Director, Federal Agricultural
                                                                    Mortgage Corporation (Farmer Mac) since 1997. Trustee,
                                                                    Citizen Funds (1998-2006). Director, The FBR Rushmore Funds
                                                                    (2002-2005). Trustee, Diversified Investors Portfolios
                                                                    (2006-2008).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                      POSITION
                    WITH TRUST AND
     NAME AND           LENGTH         PRINCIPAL OCCUPATIONS
   DATE OF BIRTH       OF TERM          IN THE PAST 5 YEARS                         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian  Trustee          Vice President, Compliance,    Trustee of The Advisors' Inner Circle Fund II and Bishop
(01/23/43)          (since 2005)     AARP Financial Inc. since      Street Funds.
                                     2008. Self-Employed Legal
                                     and Financial Services
                                     Consultant since 2003.
                                     Counsel (in-house) for
                                     State Street Bank from 1995
                                     to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey     Trustee           Attorney, Solo Practitioner   Trustee/Director of The Advisors' Inner Circle Fund II,
(04/12/31)          (since 1994)      since 1994.                   Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily
                                                                    Income Trust, SEI Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI Institutional Managed
                                                                    Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust,
                                                                    SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                    L.P.
------------------------------------------------------------------------------------------------------------------------------------
George J.           Trustee          Self-employed Consultant,      Trustee/Director of State Street Navigator Securities Lending
Sullivan, Jr.       (since 1999)     Newfound Consultants Inc.      Trust, The Advisors' Inner Circle Fund II, Bishop Street
(11/13/42)          Lead             since April 1997.              Funds, SEI Opportunity Fund, L.P., SEI Structured Credit
                    Independent                                     Fund, LP, SEI Daily Income Trust, SEI Institutional
                    Trustee                                         International Trust, SEI Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI Liquid Asset Trust, SEI
                                                                    Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha
                                                                    Strategy Portfolios, LP; member of the independent review
                                                                    committee for SEI's Canadian-registered mutual funds.
------------------------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as President and founder of an investment management firm, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

BOARD COMMITTEES.  The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five (5) times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty (20) times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


------------------------------------------------------------------------------------------------------------------------
                                 DOLLAR RANGE OF FUND SHARES                AGGREGATE DOLLAR RANGE OF SHARES
       NAME                               (FUND)(1)                       (ALL FUNDS IN THE FUND COMPLEX)(1,2)
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------
       Doran                                 None                                          None
------------------------------------------------------------------------------------------------------------------------
       Nesher                                None                                          None
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
      Carlbom                                None                                          None
------------------------------------------------------------------------------------------------------------------------
        Darr                                 None                                          None
------------------------------------------------------------------------------------------------------------------------
      Johnson                                None                                          None
------------------------------------------------------------------------------------------------------------------------
     Krikorian                               None                                          None
------------------------------------------------------------------------------------------------------------------------
       Storey                                None                                          None
------------------------------------------------------------------------------------------------------------------------
      Sullivan                               None                                          None
------------------------------------------------------------------------------------------------------------------------

(1) Valuation date is December 31, 2009.
(2) The Trust is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
                                     PENSION OR RETIREMENT
                     AGGREGATE     BENEFITS ACCRUED AS PART       ESTIMATED ANNUAL              TOTAL COMPENSATION FROM THE
      NAME         COMPENSATION         OF FUND EXPENSES       BENEFITS UPON RETIREMENT           TRUST AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
    Doran              $0                     n/a                       n/a                      $0 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
    Nesher             $0                     n/a                       n/a                     $0 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
   Carlbom           $36,300                  n/a                       n/a                   $36,300 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
     Darr            $36,300                  n/a                       n/a                   $36,300 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
   Johnson           $36,300                  n/a                       n/a                   $36,300 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
  Krikorian          $36,300                  n/a                       n/a                   $36,300 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
    Storey           $36,300                  n/a                       n/a                   $36,300 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
   Sullivan          $36,300                  n/a                       n/a                   $36,300 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------

(1) The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------------------------------------------------------------------------------------------------------------------
        NAME AND          POSITION WITH TRUST AND                                                              OTHER DIRECTORSHIPS
     DATE OF BIRTH             LENGTH OF TERM                PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                    HELD
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson              President          Managing Director of SEI Investments since 2006. Vice    None.
(03/12/64)                      (since 2008)        President and Assistant Secretary of the Administrator
                                                    from 2004 to 2006. General Counsel of Citco Mutual
                                                    Fund Services from 2003 to 2004. Vice President and
                                                    Associate Counsel for the Oppenheimer Funds from 2001
                                                    to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Michael Lawson             Treasurer, Controller    Director, SEI Investments, Fund Accounting since July    None.
(10/08/60)                  and Chief Financial     2005. Manager, SEI Investments, Fund Accounting from
                                  Officer           April 1995 to February 1998 and November 1998 to July
                                (since 2005)        2005.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery                 Chief Compliance      Chief Compliance Officer of SEI Structured Credit        None.
(12/18/62)                        Officer           Fund, LP and SEI Alpha Strategy Portfolios, LP since
                                (since 2006)        June 2007. Chief Compliance Officer of SEI Opportunity
                                                    Fund, L.P., SEI Institutional Managed Trust, SEI Asset
                                                    Allocation Trust, SEI Institutional International
                                                    Trust, SEI Institutional Investments Trust, SEI Daily
                                                    Income Trust, SEI Liquid Asset Trust and SEI Tax
                                                    Exempt Trust since March 2006. Director of Investment
                                                    Product Management and Development, SEI Investments,
                                                    since February 2003; Senior Investment Analyst -
                                                    Equity Team, SEI Investments, from March 2000 to
                                                    February 2003.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
        NAME AND          POSITION WITH TRUST AND                                                              OTHER DIRECTORSHIPS
     DATE OF BIRTH             LENGTH OF TERM                PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                    HELD
------------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead                 Vice President and     Counsel at SEI Investments since 2007. Associate at      None.
(07/08/57)                  Assistant Secretary     Stradley, Ronon, Stevens & Young from 2004 to 2007.
                                (since 2007)        Counsel at ING Variable Annuities from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President and     General Counsel and Secretary of SIMC and the            None.
(03/28/68)                  Assistant Secretary     Administrator since 2004. Vice President of SIMC
                                (since 1999)        and the Administrator since 1999. Vice President
                                                    and Assistant Secretary of SEI Investments since
                                                    2001. Assistant Secretary of SIMC, the
                                                    Administrator and the Distributor, and Vice
                                                    President of the Distributor from 1999 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                   Vice President       Vice President and Assistant Secretary of SIMC since     None.
(09/11/68)                and Assistant Secretary   2005.  Vice President at Deutsche Asset Management
                                (since 2004)        from 2003 to 2004.  Associate at Morgan, Lewis &
                                                    Bockius LLP from 2000 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Joseph Gallo                   Vice President       Counsel at SEI Investments since 2007. Associate         None.
(04/29/73)                     and Secretary        Counsel at ICMA-RC from 2004 to 2007.  Assistant
                                (since 2007)        Secretary of The VantageTrust Company in 2007.
                                                    Assistant Secretary of The Vantagepoint Funds from
                                                    2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker                AML Officer         Compliance Officer and Product Manager of SEI            None.
(08/22/63)                      (since 2008)        Investments since 2005. Vice President of Old Mutual
                                                    Capital from 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Michael Beattie                Vice President       Director of Client Service at SEI since 2004.            None.
(03/13/65)                      (since 2009)
------------------------------------------------------------------------------------------------------------------------------------
Keri Rohn (8/24/80)           Privacy Officer       Compliance Officer at SEI Investments since 2003.        None.
                                (since 2009)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "How the Fund Calculates NAV." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value in accordance with procedures adopted by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Exchange traded options on securities and indices purchased by the Fund generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange traded options on securities and indices written by the Fund generally are valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the over-the-counter ("OTC") market, if the OTC option is also an exchange traded option, the Fund will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's pricing cycle.

OTC securities held by the Fund shall be valued at the NASDAQ Official Closing Price ("NOCP") on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Adviser based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index and credit default swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. If the last quoted value of the index is not readily available, the swap agreement will be valued in good faith in accordance with procedures adopted by the Board. The value of foreign equity index and currency index swap agreements entered into by the Fund are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund's pricing procedures. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

OPTIONS TRANSACTIONS BY THE FUND. If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Internal Revenue Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the Subchapter M qualifying income test. However, it is the intention of the Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification under Subchapter M of the Internal Revenue Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of the Fund's ordinary income for that year and 98% of the Fund's capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate the Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to an individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it is designated as such by the Fund and was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the lower, long-term capital gain rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, back up withholding on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. citizen or U.S. resident alien.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

REDEMPTIONS AND EXCHANGES. Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the

Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Fund is new, the Fund did not hold any securities of "regular brokers and dealers" as of the most recent fiscal year end.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter or any affiliated person of the Fund, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://aicfundholdings.com/aviva. This information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. The Fund may provide ratings and rankings organizations with the same information at the same time it is filed with the SEC or one day after it is made available on the internet web site.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet, provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. Legitimate business objectives may include but are not necessarily limited to: disclosure for required due diligence purposes; disclosure to a newly hired investment adviser or sub-adviser; or disclosure to a rating agency for use in developing a rating.

In addition, the Fund's service providers, such as the Custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

Beginning August 31, 2010, a description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Adviser voted proxies relating to the Fund's portfolio securities for the most recent 12-month period ended June 30, will be available on Form N-PX (i) without charge, upon request, by calling 1-877-515-4725 and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund is new, as of the date of this SAI, the Fund does not have any beneficial owners to report.

                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -  Leading market positions in well-established industries.

      -  High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

      - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

      - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES


                       AVIVA INVESTORS NORTH AMERICA, INC.


                           IA POLICIES AND PROCEDURES


                                  PROXY VOTING

POLICY

AINA, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best interests of our clients. AINA maintains procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose conflicts of interest, as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of the adviser's proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

The senior officer responsible for trading has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping and for AINA's adherence to the policies and procedures set forth in this section 16, except in relation to real estate fund investing. Although ultimately responsible for this section 16, the senior officer responsible for trading may delegate the actual voting of proxies and recordkeeping relating to the same to qualified individuals subject to his or her oversight. AINA's senior officer responsible for advising with respect to real estate fund investing shall be responsible for assuring the implementation of and compliance with this Section with respect to investment advisory activities of AINA relating to real estate fund investing.

PROCEDURE

As part of its advisory service, AINA will vote proxies of portfolio securities for its clients, unless the client desires, or its governing documents require it, to retain authority to vote proxies. All proxy requests will be forwarded to the senior officer responsible for trading or his or her designee for review. AINA may retain a professional consultant to assist it in exercising such authority.

If a material conflict of interest exists between AINA's interests and those of the client with respect to proxy voting, AINA will disclose such conflict in writing to the client and obtain written consent from the client to vote the proxy.

ROUTINE PROXY VOTES: It has been the policy of AINA to vote with management on routine matters affecting the future of the corporation. Our philosophy has been that we can sell the stock if we find ourselves in disagreement regarding conduct of the corporation's affairs.

NON-ROUTINE PROXY VOTES: We will vote shares in portfolios we manage based on our best judgment as to what will produce the best outcome for the client. In the event any routine matter is determined by the senior officer responsible for trading, or his/her designee, to have special significance, we will analyze the issue before voting. The following are non-routine matters:

o  Diminish shareholder rights or control over management;

o  Reduce the proportionate share of current holdings; or

o  Entrench management at the expense of current or future shareholders.

Specific proposals in the above categories that will trigger an in-depth analysis by AINA include:

o  Preemptive rights offerings;

o  Staggered boards, where they do not exist already;

o  New classes of shares having different voting rights;

o  "Poison pills"; and

o  "Golden Parachutes."

As stated, our vote on unusual corporate events is designed to maximize return consistent with risk, as determined by the best judgment of the senior officer responsible for trading, or his/her designee.

CLIENT REQUESTS: AINA shall set forth in all advisory contracts (i) a summary of AINA's proxy voting policies and procedures and (ii) information as to how the client may obtain from AINA information/details with respect to AINA's voting of proxies for the client's securities.

ERISA: AINA presently does not advise a "plan asset" account. If in the future AINA plans to advise a "plan asset" account, additional policies and procedures specifically pertinent to voting proxies for any accounts subject to ERISA will be added to these Policies and Procedures.

RECORD KEEPING: To meet the requirements of state and federal law and regulations, and for efficient internal management, consents and supporting material will be kept for 5 years.











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